Quarterly Holdings Report
for
Strategic Advisers® Tax-Sensitive Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2026
TSS-NPRT3-0426
1.9885906.108
Fixed-Income Funds - 10.9%
	Shares	Value ($)
Federated Hermes Municipal Ultrashort Fund Institutional Shares	6,669,676	67,096,939
JPMorgan Ultra-Short Municipal Inc ETF	1,378,669	70,491,346
Vanguard Ultra Short-Term Tax-Exempt Fund Class Admiral	12,893,328	205,648,580
TOTAL FIXED-INCOME FUNDS (Cost $342,162,460)		343,236,865

Municipal Securities - 85.5%
	Principal Amount (a)	Value ($)
Alabama - 4.0%
Education - 0.0%
University South AL Univ Rev Series 2021, 4% 4/1/2026 (Build America Mutual Assurance Co Insured)	500,000	500,688
Electric Utilities - 0.5%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	740,000	741,780
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	235,000	239,998
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 3.3% tender 7/15/2034 (b)	12,000,000	12,002,277
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) 2.05% 12/1/2036 VRDN (b)(c)	600,000	600,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 2.1% 8/1/2063 VRDN (b)(c)	1,405,000	1,405,000
TOTAL ELECTRIC UTILITIES		14,989,055
General Obligations - 2.7%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	7,455,000	7,567,015
Black Belt Energy Gas Dist Ala Gas Supply Rev U.S. SOFR Index + 1.4%, 3.859% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada) (b)(i)	5,000,000	5,028,100
Black Belt Energy Gas District 5% 5/1/2029 (BP PLC Guaranteed)	375,000	397,619
Black Belt Energy Gas District 5% 7/1/2028 (Goldman Sachs Group Inc/The Guaranteed) (h)	250,000	260,102
Black Belt Energy Gas District 5% 7/1/2029 (Goldman Sachs Group Inc/The Guaranteed) (h)	755,000	795,874
Black Belt Energy Gas District 5% 7/1/2031 (Goldman Sachs Group Inc/The Guaranteed) (h)	1,000,000	1,071,975
Black Belt Energy Gas District 5.25% 6/1/2026 (Morgan Stanley Guaranteed)	575,000	578,423
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	9,090,000	9,726,983
Black Belt Energy Gas District Series 2021 C 1, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	11,350,000	11,453,849
Black Belt Energy Gas District Series 2021 C 2, SIFMA Municipal Swap Index + 0.35%, 2.23% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)(i)	2,350,000	2,345,432
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	1,140,000	1,146,891
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	2,370,000	2,482,495
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	2,110,000	2,261,225
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	685,000	706,189
Black Belt Energy Gas District Series 2024 C, 5% 7/1/2026	1,750,000	1,763,092
Black Belt Energy Gas District Series 2024 C, 5% 7/1/2027	1,250,000	1,287,925
Black Belt Energy Gas District Series 2025 D, 5% 2/1/2028 (Pacific Life Insurance Co Guaranteed)	290,000	302,582
Black Belt Energy Gas District Series 2025 F, 5% 12/1/2028 (Pacific Life Global Funding II Guaranteed)	1,000,000	1,051,094
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2031 (Equitable Financial Life Global Funding Guaranteed)	750,000	805,209
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2032 (Equitable Financial Life Global Funding Guaranteed)	825,000	889,773
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	1,955,000	2,100,505
Southeast AL District Gas Supply Rev Series 2024A, 5% 4/1/2026	1,500,000	1,502,696
Southeast AL District Gas Supply Rev Series 2024A, 5% 4/1/2027 (Pacific Life Insurance Co Guaranteed)	2,500,000	2,561,252
Southeast Energy Auth Commodity Supply Rev Ala Series 2023 A, 5% 7/1/2027	1,185,000	1,216,402
Southeast Energy Auth Commodity Supply Rev Ala Series 2023 A, 5.25% 7/1/2028	1,945,000	2,043,750
Southeast Energy Authority A Cooperative District 5% 1/1/2029 (Athene Annuity And Life Company Guaranteed)	1,310,000	1,366,154
Southeast Energy Authority A Cooperative District 5% 6/1/2030 (Athene Annuity And Life Company Guaranteed)	175,000	187,978
Southeast Energy Authority A Cooperative District 5% 7/1/2028 (Athene Annuity And Life Company Guaranteed)	1,250,000	1,294,422
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2026 (Pacific Life Insurance Co Guaranteed)	395,000	400,977
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2027 (Pacific Life Insurance Co Guaranteed)	895,000	926,587
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2028 (Pacific Life Insurance Co Guaranteed)	1,000,000	1,054,538
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2029 (Pacific Life Insurance Co Guaranteed)	1,000,000	1,070,140
Southeast Energy Authority A Cooperative District Series 2025A, 5% 6/1/2031 (Athene Annuity And Life Company Guaranteed)	325,000	351,096
Southeast Energy Authority A Cooperative District Series 2025A, 5% 6/1/2032 (Athene Annuity And Life Company Guaranteed)	825,000	892,626
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2028 (New York Life Insurance Co Guaranteed)	930,000	975,842
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2029 (New York Life Insurance Co Guaranteed)	685,000	729,870
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2030 (New York Life Insurance Co Guaranteed)	690,000	746,659
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2027 (JPMorgan Securities LLC Guaranteed)	3,550,000	3,683,710
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2028 (JPMorgan Securities LLC Guaranteed)	2,600,000	2,751,511
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	4,525,000	4,931,442
TOTAL GENERAL OBLIGATIONS		82,710,004
Health Care - 0.1%
Health Care Auth For Bapt Hlth Ala Series 2013B, 3.26% 11/1/2042 VRDN (b)	2,346,000	2,346,000
Industrial Development - 0.2%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.2% 8/1/2036 VRDN (b)(c)	5,500,000	5,500,000
Other - 0.2%
Black Belt Energy Gas District 5% 11/1/2026	2,225,000	2,257,371
Black Belt Energy Gas District 5% 11/1/2029	4,500,000	4,807,881
TOTAL OTHER		7,065,252
Synthetics - 0.3%
Black Belt Energy Gas District Participating VRDN 2.18% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	6,800,000	6,800,000
Black Belt Energy Gas District Participating VRDN 2.2% 2/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,460,000	2,460,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN Series 2022 XM1062, 2.18% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	1,600,000	1,600,000
TOTAL SYNTHETICS		10,860,000
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2026	445,000	451,736
Jefferson Cnty AL Swr Rev 5% 10/1/2027	410,000	426,326
TOTAL WATER & SEWER		878,062
TOTAL ALABAMA		124,849,061
Alaska - 0.1%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026	840,000	849,919
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2027	465,000	483,649
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028	185,000	197,463
TOTAL GENERAL OBLIGATIONS		1,531,031
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	310,000	309,329
Other - 0.0%
Alaska Municipal Bond Bank Authority Series 2023 TWO, 5% 12/1/2026 (c)	510,000	518,722
Tobacco Bonds - 0.0%
Northern Tobacco Securitization AK 5% 6/1/2026	1,000,000	1,005,898
Transportation - 0.0%
Alaska Airport 5% 10/1/2028 (c)	1,000,000	1,062,133
TOTAL ALASKA		4,427,113
Arizona - 4.0%
Education - 0.0%
Northern Ariz Univ Ctfs Partn 5% 9/1/2026 (Assured Guaranty Inc Insured)	1,540,000	1,561,365
Electric Utilities - 0.2%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (b)(c)	2,055,000	2,056,685
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.08% 5/1/2029 VRDN (b)	3,300,000	3,300,000
TOTAL ELECTRIC UTILITIES		5,356,685
Health Care - 0.7%
Arizona Health Facs Auth Rev Series 2015 B, 2.13% tender 1/1/2046 (b)	2,020,000	2,006,528
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% tender 1/1/2053 (b)	6,040,000	6,062,874
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (b)	9,600,000	9,652,259
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023 A 2, 5% tender 1/1/2053 (b)	2,120,000	2,216,920
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2027	750,000	776,766
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2028	700,000	743,277
TOTAL HEALTH CARE		21,458,624
Housing - 0.6%
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (b)	2,080,000	2,081,188
Arizona St Indl Dev Auth Multifamily Hsg Rev Series 2024, 5% tender 2/1/2058 (b)	3,000,000	3,034,172
Arizona St Indl Dev Auth Multifamily Hsg Rev Series 2024, 5% tender 3/1/2058 (b)	3,000,000	3,048,546
Phoenix AZ Indl Rev Auth Mfh Series 2025, 3.1% tender 2/1/2059 (b)	3,500,000	3,526,605
Pima Cnty AZ Ida Multifamily 2.71% tender 10/1/2059 (b)	8,015,000	8,015,795
TOTAL HOUSING		19,706,306
Industrial Development - 0.8%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	11,300,000	11,539,594
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	3,025,000	3,082,850
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series FIRST 2022 1, 5% tender 9/1/2042 (b)(c)	7,400,000	7,555,207
Chandler AZ Indl Deve Auth Idr Series 2019, 4% tender 6/1/2049 (b)(c)	4,000,000	4,115,006
TOTAL INDUSTRIAL DEVELOPMENT		26,292,657
Resource Recovery - 1.2%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 3% tender 12/1/2035 (b)(c)	35,600,000	35,603,663
Synthetics - 0.5%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 2.11% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,500,000	1,500,000
Arizona Ind Dev Auth Participating VRDN Series 2023 MIZ9149, 2.11% 7/1/2040 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	3,376,000	3,376,000
Arizona Indl Dev Auth Participating VRDN Series 2023 XF3174, 2.16% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	7,015,000	7,015,000
Salt River Proj AZ Agric & Pwr Participating VRDN Series 2025 1009, 1.96% 1/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,815,000	3,815,000
TOTAL SYNTHETICS		15,706,000
Water & Sewer - 0.0%
Phoenix Arizona Civic Imp Wtr Series 2014B, 5% 7/1/2027	400,000	401,536
TOTAL ARIZONA		126,086,836
Arkansas - 0.2%
Industrial Development - 0.2%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.2% 6/1/2028 VRDN (b)(c)	400,000	400,000
Lowell Ark Indl Dev Rev Series 1996, 2% 6/1/2031 VRDN (b)(c)	5,800,000	5,800,000
TOTAL ARKANSAS		6,200,000
California - 4.1%
Education - 0.1%
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2026	2,500,000	2,511,531
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2027	405,000	416,301
TOTAL EDUCATION		2,927,832
Electric Utilities - 0.2%
Los Angeles CA Wtr & Pwr Rev Series 2025 D, 5% 7/1/2028	1,000,000	1,061,882
Southern CA Pub Pwr Auth Proj Series 2025B, 3.7% tender 7/1/2040 (b)	3,000,000	3,017,291
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (b)	1,850,000	1,966,608
TOTAL ELECTRIC UTILITIES		6,045,781
General Obligations - 0.6%
California Community Choice Financing Authority 5% 9/1/2027 (Morgan Stanley Guaranteed)	1,100,000	1,137,332
California Community Choice Financing Authority Series 2023C, 5% 10/1/2026	625,000	631,613
California Community Choice Financing Authority Series 2025C, 5% 10/1/2028 (American General Life Insurance Co Guaranteed)	1,565,000	1,649,785
California Community Choice Financing Authority Series 2025C, 5% 10/1/2029 (American General Life Insurance Co Guaranteed)	1,250,000	1,339,802
California Community Choice Financing Authority Series 2025C, 5% 4/1/2030 (American General Life Insurance Co Guaranteed)	1,250,000	1,348,664
Los Angeles CA TRAN Series 2025, 5% 6/25/2026	9,000,000	9,078,198
Northern California Energy Authority Series 2024, 5% 8/1/2026	450,000	454,216
San Joaquin Valley Clean Energy Authority 5% 7/1/2028 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,045,829
San Joaquin Valley Clean Energy Authority 5% 7/1/2029 (Goldman Sachs Group Inc/The Guaranteed)	1,125,000	1,196,848
Southern CA Pub Pwr Auth Series 2024 A, 5% 9/1/2029 (American General Life Insurance Co Guaranteed)	650,000	692,800
State of California Gen. Oblig. 5% 3/1/2028	65,000	65,147
TOTAL GENERAL OBLIGATIONS		18,640,234
Health Care - 0.3%
California Statewide Community Development Authority Rev 5% 10/1/2028 (f)	10,000,000	10,761,449
Housing - 0.3%
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2023 ISSUE V, 5% tender 5/1/2054 (b)	5,000,000	5,059,723
Los Angeles Cnty Calif Dev Auth Multifamily Hsg Rev (La County West La Va 156/157 Proj.) Series 2023C, 3.75% tender 12/1/2046 (b)	3,000,000	3,001,632
TOTAL HOUSING		8,061,355
Other - 0.1%
California Health Facs Fing Auth Rev 0% tender 6/2/2026 CP mode	4,000,000	4,002,434
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	395,000	377,226
TOTAL OTHER		4,379,660
Resource Recovery - 1.1%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.25% tender 7/1/2051 (b)(c)	500,000	500,270
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.45% tender 7/1/2041 (b)(c)	6,900,000	6,901,871
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 3.45% tender 11/1/2046 (b)(c)	700,000	700,000
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2017 A, 3.45% tender 12/1/2044 (b)(c)	5,900,000	5,918,827
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020, 3.45% tender 10/1/2045 (b)(c)	3,400,000	3,400,000
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 3.85% tender 11/1/2041 (b)(c)	5,000,000	5,001,192
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2022A, 3.45% tender 10/1/2041 (b)(c)	3,700,000	3,743,249
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 1, 3.25% tender 11/1/2042 (b)(c)(f)	2,300,000	2,300,402
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 2.875% tender 7/1/2043 (b)(c)(f)	1,900,000	1,900,406
California Pcf Solid Wst Disp (Waste Management Inc Del Proj.) Series B 2, 3.45% tender 11/1/2040 (b)(c)	3,100,000	3,108,933
TOTAL RESOURCE RECOVERY		33,475,150
Synthetics - 0.6%
California Community Choice Financing Authority Participating VRDN Series 2026 XL0727, 2.13% 4/1/2056 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,200,000	2,200,000
California Community Choice Financing Authority Participating VRDN Series 2026 XM1346, 1.43% 4/1/2056 (b)(d)	2,520,000	2,520,000
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2023 XF3127, 2.16% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,500,000	1,500,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9232, 2.16% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	2,600,000	2,600,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9233, 2.16% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	7,310,000	7,310,000
San Jose CA Mf Hsg Participating VRDN Series 2025 CF7005, 2% 9/1/2048 (b)(d)	1,991,484	1,991,484
TOTAL SYNTHETICS		18,121,484
Transportation - 0.8%
Bay Area Toll Auth CA Bridge Rev 2.95% tender 4/1/2047 (b)	100,000	100,011
Bay Area Toll Auth CA Bridge Rev Series 2018 A, 2.625% tender 4/1/2045 (b)	290,000	289,986
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	3,310,000	3,327,841
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	1,205,000	1,211,495
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	550,000	552,965
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	135,000	135,727
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (c)	1,460,000	1,505,803
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (c)	440,000	453,804
Los Angeles CA Dept Arpts Rev 5% 5/15/2028 (c)	6,515,000	6,883,380
Los Angeles CA Dept Arpts Rev Series 2021 A, 5% 5/15/2027 (c)	1,300,000	1,340,783
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (c)	440,000	442,372
Port Oakland Calif Rev Series 2017E, 5% 11/1/2026	3,910,000	3,977,931
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2028 (c)	1,705,000	1,790,334
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2029 (c)	1,100,000	1,189,497
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5% 7/1/2029 (c)	1,680,000	1,821,738
TOTAL TRANSPORTATION		25,023,667
Water & Sewer - 0.0%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2028 (Ambac Assurance Corp Insured) (g)	225,000	213,285
TOTAL CALIFORNIA		127,649,897
Colorado - 1.3%
Education - 0.0%
Colorado Edl & Cultural Fac Auth Rev (Mesivta Of Greater Los Angeles Proj.) 2.23% 6/1/2029, LOC Barlatier SA VRDN (b)	375,000	375,000
Health Care - 0.5%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	905,000	922,147
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (b)	3,060,000	3,245,316
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5% 11/1/2026	400,000	406,736
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	340,000	340,367
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	2,155,000	2,180,802
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	7,000,000	7,418,600
TOTAL HEALTH CARE		14,513,968
Housing - 0.3%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2024, 3.5% tender 11/1/2043 (b)	9,090,000	9,104,150
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	55,000	55,813
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	30,000	30,525
Denver Colo City & Cnty Hsg Auth Multifamily Hsg Rev Series 2025A, 5% 6/1/2029	135,000	142,596
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (b)	1,175,000	1,181,954
TOTAL HOUSING		10,515,038
Other - 0.0%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2025, 3.375% tender 7/1/2044 (b)	1,145,000	1,160,995
Special Tax - 0.1%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2027 (Assured Guaranty Inc Insured)	1,000,000	1,045,326
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2029 (Assured Guaranty Inc Insured)	1,000,000	1,094,132
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2030 (Assured Guaranty Inc Insured)	800,000	892,810
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2031 (Assured Guaranty Inc Insured)	800,000	908,860
TOTAL SPECIAL TAX		3,941,128
Synthetics - 0.1%
Denver CO City & Cnty Arpt Participating VRDN Series 2018 XM0715, 2.18% 12/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	1,935,000	1,935,000
Transportation - 0.3%
Denver CO City & Cnty Arpt 5% 11/15/2026	800,000	815,677
Denver CO City & Cnty Arpt 5.25% 11/15/2026 (c)	775,000	790,161
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2030 (c)	2,530,000	2,631,134
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	2,315,000	2,411,463
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2029 (c)	185,000	197,934
Denver CO City & Cnty Arpt Series 2023B, 5% 11/15/2027 (c)	3,035,000	3,162,960
TOTAL TRANSPORTATION		10,009,329
TOTAL COLORADO		42,450,458
Connecticut - 0.6%
Education - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	1,000,000	1,009,630
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	2,575,000	2,582,899
TOTAL EDUCATION		3,592,529
General Obligations - 0.1%
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2027 (Build America Mutual Assurance Co Insured)	200,000	207,441
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2028 (Build America Mutual Assurance Co Insured)	1,250,000	1,328,057
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2028 (Assured Guaranty Inc Insured)	710,000	754,686
West Haven CT BAN 4.25% 3/26/2026	1,025,000	1,025,988
West Haven CT Gen. Oblig. Series 2021, 4% 9/15/2026	255,000	256,917
TOTAL GENERAL OBLIGATIONS		3,573,089
Health Care - 0.0%
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	260,000	261,732
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2026	200,000	201,333
TOTAL HEALTH CARE		463,065
Housing - 0.3%
Norwalk Conn Hsg Auth Multifamily Hsg Rev Series 2024, 3.05% tender 9/1/2058 (b)	5,000,000	5,026,667
Other - 0.0%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog Series 2025 SUB D 2, 3.1% tender 11/15/2064 (b)	1,225,000	1,227,020
Special Tax - 0.0%
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2031	500,000	534,667
Connecticut St Spl Tax Oblig Series 2024 B, 5% 7/1/2028	605,000	644,914
TOTAL SPECIAL TAX		1,179,581
Synthetics - 0.1%
Connecticut St Health & Edl Facs Auth Rev Participating VRDN Series 5106, 1.95% 7/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,400,000	2,400,000
TOTAL CONNECTICUT		17,461,951
District Of Columbia - 0.4%
Education - 0.0%
District Columbia Rev Series 2017 A, 5% 7/1/2027	500,000	514,202
General Obligations - 0.2%
District Columbia 0% 3/4/2026, LOC Barclays Bank PLC CP	1,000,000	1,000,054
District Columbia Gen. Oblig. 0% 6/1/2051 VRDN (b)(h)	4,800,000	4,800,000
TOTAL GENERAL OBLIGATIONS		5,800,054
Housing - 0.2%
District Columbia Hsg Fin Mult Series 2022, 2.875% tender 9/1/2041 (b)	2,750,000	2,753,503
District Columbia Hsg Fin Mult Series 2024, 3.65% tender 7/1/2028 (b)	1,790,000	1,815,196
District Columbia Hsg Fin Mult Series 2025A, 5% 3/1/2028	1,025,000	1,070,494
TOTAL HOUSING		5,639,193
Other - 0.0%
District of Columbia Housing Finance Agency Series 2025 B, 5% tender 3/1/2029 (b)	1,425,000	1,484,819
TOTAL DISTRICT OF COLUMBIA		13,438,268
District Of Columbia,Maryland,Virginia - 0.1%
Synthetics - 0.1%
Washington Metropolitan Area Transit Authority Participating VRDN 1.91% 7/15/2060 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	4,625,000	4,625,000
District Of Columbia,Virginia - 0.4%
Transportation - 0.4%
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (c)	145,000	147,238
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2026 (c)	325,000	330,016
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (c)	1,585,000	1,645,876
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2027 (c)	1,785,000	1,853,557
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2026 (c)	920,000	934,199
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (c)	1,690,000	1,799,369
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (c)	1,695,000	1,721,160
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (c)	3,985,000	4,138,053
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2027 (c)	550,000	571,124
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		13,140,592
Florida - 4.5%
Education - 0.0%
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2028	500,000	529,606
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2029	625,000	676,414
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2026	750,000	762,954
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2027	165,000	171,837
TOTAL EDUCATION		2,140,811
Electric Utilities - 0.1%
Florida St Mun Pwr Agy Rev (Fmpa St Lucie Project Proj.) Series 2021 A, 5% 10/1/2026	300,000	304,579
Florida St Mun Pwr Agy Rev Series 2016A, 5% 10/1/2028	1,405,000	1,427,072
Jacksonville FL Elec Auth Sys Rev Series 2017B, 5% 10/1/2027	885,000	921,793
TOTAL ELECTRIC UTILITIES		2,653,444
Escrowed/Pre-Refunded - 0.1%
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2031 (Pre-refunded to 10/1/2026 at 100) (c)	625,000	633,839
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2032 (Pre-refunded to 10/1/2026 at 100) (c)	500,000	507,071
Orange Cnty FL Health Facs Auth Rev 5% tender 11/15/2052 (b)	745,000	758,789
TOTAL ESCROWED/PRE-REFUNDED		1,899,699
General Obligations - 0.3%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2022 A, 5% 7/1/2027	1,015,000	1,049,916
Broward County FL School District Series 2025, 5% 7/1/2028 (Assured Guaranty Inc Insured)	2,105,000	2,236,546
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2029 (Assured Guaranty Inc Insured)	1,000,000	1,088,626
Flagler Cnty FL Sch Brd Ctfs Partn (Flagler Cnty Fla Sch Dist Proj.) Series 2024, 5% 8/1/2029 (Assured Guaranty Inc Insured)	2,000,000	2,166,384
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	65,000	66,106
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	55,000	57,540
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2028 (Assured Guaranty Inc Insured)	1,300,000	1,375,454
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2029	720,000	785,084
Seminole Cnty FL Sch Brd Ctfs (Seminole Cnty FL Sch Dist Proj.) 5% 7/1/2026	25,000	25,224
TOTAL GENERAL OBLIGATIONS		8,850,880
Health Care - 1.1%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2026	290,000	290,606
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2028	325,000	342,308
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2026	175,000	176,429
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2027	150,000	154,960
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2012I 5, 1.88% 11/15/2035 VRDN (b)	2,100,000	2,100,000
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2025 C, 1.85% 11/15/2060 (Liquidity Facility PNC Bank NA) VRDN (b)	2,500,000	2,500,000
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2025 D, 1.85% 11/15/2060 (Liquidity Facility PNC Bank NA) VRDN (b)	8,820,000	8,820,000
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, Fl Proj.) Series 2019 D, 1.92% 8/1/2036 VRDN (b)	180,000	180,000
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, Fl Proj.) Series 2019E, 1.92% 8/1/2036 VRDN (b)	690,000	690,000
Lakeland FL Hosp Sys Rev Series 2016, 5% 11/15/2026	1,500,000	1,526,220
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 2.49% 4/1/2049 VRDN (b)	9,800,000	9,800,000
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) Series 2026A 2, 5% tender 4/1/2065 (b)(h)	401,000	457,345
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (b)	5,370,000	5,470,152
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2027	505,000	523,957
TOTAL HEALTH CARE		33,031,977
Housing - 0.4%
Fla Hsg Fin Corp Multifamily Mtg Rev (Brownsville Transit Vge Proj.) 3.35% tender 10/1/2027 (b)	2,250,000	2,258,670
Fla Hsg Fin Corp Multifamily Mtg Rev (Culmer Apts Proj.) Series 2023 C, 3.08% tender 12/1/2026 (b)	4,000,000	4,000,468
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	1,370,000	1,371,286
Lee Cnty FL Hsg Fin Auth Mfh Series 2025 B, 3.125% tender 10/1/2029 (b)	1,750,000	1,766,564
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2025B, 3.55% tender 3/1/2029 (b)	2,000,000	2,037,052
TOTAL HOUSING		11,434,040
Other - 0.2%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2025 S, 2.85% tender 10/1/2043 (b)	2,000,000	2,001,453
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.4% tender 1/1/2045 (b)	5,000,000	5,049,035
TOTAL OTHER		7,050,488
Resource Recovery - 0.2%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	2,035,000	2,046,826
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4% tender 11/1/2048 (b)(c)	3,800,000	3,802,538
TOTAL RESOURCE RECOVERY		5,849,364
Special Tax - 0.9%
County of Pasco FL Series 2023 A, 5.25% 9/1/2026 (Assured Guaranty Inc Insured)	275,000	278,948
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 2.62% 9/1/2032 (Liquidity Facility Florida St) VRDN (b)	19,800,000	19,800,000
Monroe Cnty FL School Dist TAN Series 2025, 4% 6/30/2026	6,055,000	6,087,704
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2028 (Assured Guaranty Inc Insured)	670,000	703,047
Southeast Overtown Park West Community Redevelopment Agency Series 2025B, 5% 3/1/2028 (Assured Guaranty Inc Insured)	745,000	781,747
TOTAL SPECIAL TAX		27,651,446
Synthetics - 0.6%
Cap Trust FL Landfill Participating VRDN Series 2025 YX1371, 2.25% 12/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,400,000	1,400,000
Florida Dev Fin Corp Rev Participating VRDN 2.3% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,400,000	1,400,000
Florida Dev Fin Corp Rev Participating VRDN Series 2024 XF1704, 2.08% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	3,610,000	3,610,000
Greater Orlando Aviation Auth Participating VRDN 2.03% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,000,000	1,000,000
Miami Dade Cnty FL Hfa Mfm Rev Participating VRDN Series 2026 XG0636, 2.2% 1/1/2065 (Liquidity Facility Barclays Bank PLC) (b)(d)	4,360,000	4,360,000
Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 2.11% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	920,000	920,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN Series 2025 CF7044, 2.03% 10/1/2040 (Liquidity Facility Citibank NA) (b)(c)(d)	6,000,000	6,000,000
Orlando Health Participating VRDN Series 2022 026, 2.18% 10/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(d)	500,000	500,000
TOTAL SYNTHETICS		19,190,000
Transportation - 0.6%
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2026 (c)	1,000,000	1,013,922
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2027 (c)	1,250,000	1,297,219
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2027 (Pre-refunded to 10/1/2026 at 100) (c)	500,000	507,071
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2029 (Pre-refunded to 10/1/2026 at 100) (c)	500,000	507,071
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2030 (Pre-refunded to 10/1/2026 at 100) (c)	1,000,000	1,014,143
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2033 (Pre-refunded to 10/1/2026 at 100) (c)	1,000,000	1,012,744
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2034 (Pre-refunded to 10/1/2026 at 100) (c)	1,000,000	1,014,142
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2035 (Pre-refunded to 10/1/2026 at 100) (c)	1,000,000	1,014,143
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2026 (c)	10,000	10,145
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2027 (c)	535,000	555,294
Lee Cnty FL Airport 5% 10/1/2027 (c)	1,450,000	1,505,461
Lee Cnty FL Airport 5% tender 10/1/2056 (b)(c)(h)	125,000	136,974
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2028 (c)	4,100,000	4,345,242
Miami-Dade Cnty Fla Seaport Rev 5% 10/1/2027 (c)	2,625,000	2,712,587
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2026 (c)	105,000	106,462
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2027 (c)	2,100,000	2,179,328
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2028 (c)	1,250,000	1,330,894
TOTAL TRANSPORTATION		20,262,842
TOTAL FLORIDA		140,014,991
Georgia - 3.9%
Electric Utilities - 1.7%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 2.25% 1/1/2038 VRDN (b)	13,030,000	13,030,000
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2013, 2.9% tender 8/1/2043 (b)	1,200,000	1,206,259
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 2.1% 11/1/2062 VRDN (b)(c)	2,650,000	2,650,000
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 2.15% 11/1/2062 VRDN (b)(c)	1,695,000	1,695,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1997, 2.1% 11/1/2052 VRDN (b)(c)	3,300,000	3,300,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	1,385,000	1,395,759
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2018, 1.85% 11/1/2052 VRDN (b)	1,460,000	1,460,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	1,165,000	1,192,693
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	6,000,000	6,118,744
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (b)	3,960,000	3,970,738
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (b)	2,875,000	2,882,796
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	2,000,000	2,028,777
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2026	870,000	886,392
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2026 (Assured Guaranty Inc Insured)	310,000	312,945
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2026 (Assured Guaranty Inc Insured)	300,000	302,849
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2027	420,000	429,914
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2028	375,000	394,045
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	610,000	620,896
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 3.875% tender 6/1/2042 (b)	1,250,000	1,250,165
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.75% tender 10/1/2048 (b)	3,675,000	3,675,484
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2006, 3.875% tender 12/1/2041 (b)	3,500,000	3,500,461
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (b)	565,000	583,408
TOTAL ELECTRIC UTILITIES		52,887,325
General Obligations - 1.2%
Main Street Natural Gas Inc 4% 12/1/2026 (Citigroup Inc Guaranteed)	2,200,000	2,219,909
Main Street Natural Gas Inc 4% 12/1/2027 (Citigroup Inc Guaranteed)	3,235,000	3,302,341
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	1,980,000	2,038,639
Main Street Natural Gas Inc 5% 12/1/2027 (Toronto Dominion Bank Guaranteed)	1,000,000	1,037,750
Main Street Natural Gas Inc 5% 12/1/2028 (Toronto Dominion Bank Guaranteed)	750,000	792,585
Main Street Natural Gas Inc 5% 6/1/2026 (Citigroup Inc Guaranteed)	2,100,000	2,110,803
Main Street Natural Gas Inc 5% 6/1/2026 (Toronto Dominion Bank Guaranteed)	700,000	703,793
Main Street Natural Gas Inc 5% 6/1/2030 (Toronto Dominion Bank Guaranteed)	250,000	271,151
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	480,000	513,717
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	1,115,000	1,224,177
Main Street Natural Gas Inc Series 2019 C, 4% tender 3/1/2050 (Citigroup Inc Guaranteed) (b)	4,055,000	4,078,985
Main Street Natural Gas Inc Series 2022 C, 4% tender 8/1/2052 (b)(f)	6,000,000	6,050,773
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2026 (Citigroup Inc Guaranteed)	245,000	247,071
Main Street Natural Gas Inc Series 2022B, 5% 6/1/2026 (Citigroup Inc Guaranteed)	800,000	804,175
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	1,300,000	1,377,947
Main Street Natural Gas Inc Series 2023B, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	930,000	930,225
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	620,000	629,790
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2027 (Citigroup Inc Guaranteed)	1,700,000	1,758,869
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2028 (Citigroup Inc Guaranteed)	1,850,000	1,947,022
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	680,000	680,164
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2028 (Royal Bank of Canada Guaranteed)	1,025,000	1,069,151
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	550,000	556,139
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2028 (Royal Bank of Canada Guaranteed)	900,000	947,963
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	310,000	338,189
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	275,000	278,070
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2026 (Citigroup Inc Guaranteed)	875,000	888,816
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	1,000,000	1,089,122
TOTAL GENERAL OBLIGATIONS		37,887,336
Health Care - 0.2%
Cobb Cnty GA Kennestone Hosp (Wellstar Health System Inc Proj.) Series 2025 A, 1.9% 4/1/2047, LOC Bank of America NA VRDN (b)	5,000,000	5,000,000
Housing - 0.3%
Atlanta GA Urban Resdtl Fin Auth Mf Hsg Rev (North Block Assoc Proj.) 3.4% tender 2/1/2029 (b)	2,500,000	2,530,402
Atlanta GA Urban Resdtl Fin Auth Mf Hsg Rev Series 2025, 3.15% tender 12/1/2029 (b)	3,602,000	3,635,616
Decatur GA Hsg Auth Multifamily Hsg Rev Series 2025, 3.6% tender 8/1/2028 (b)	1,225,000	1,240,773
Warner Robins GA Hsg Auth Multifamily Rev Series 2024, 5% tender 2/1/2029 (b)	2,500,000	2,611,140
TOTAL HOUSING		10,017,931
Other - 0.1%
City of Atlanta GA 2.45% 4/2/2026 CP	2,785,000	2,784,861
City of Atlanta GA 2.47% 4/2/2026 CP	500,000	499,975
Columbia GA Hsg Au Mlti Fam Rv 5% tender 4/1/2028 (b)	1,250,000	1,280,976
TOTAL OTHER		4,565,812
Synthetics - 0.0%
Buford Hsg Auth Multi Fam Participating VRDN Series 2023 XF3118, 2.16% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,600,000	1,600,000
Transportation - 0.3%
Atlanta GA Arpt Rev 5% 7/1/2026 (c)	1,000,000	1,008,430
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2026 (c)	2,250,000	2,268,968
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2027 (c)	2,045,000	2,110,170
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2029 (c)	3,655,000	3,957,257
TOTAL TRANSPORTATION		9,344,825
Water & Sewer - 0.1%
Atlanta GA Wtr & Wastewtr Rev 2.42% 3/5/2026, LOC TD Bank NA CP	2,524,000	2,524,082
TOTAL GEORGIA		123,827,311
Hawaii - 0.4%
General Obligations - 0.2%
Hawaii St Gen. Oblig. Series 2016 FB, 4% 4/1/2029	6,000,000	6,009,428
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2026	815,000	830,769
TOTAL GENERAL OBLIGATIONS		6,840,197
Housing - 0.2%
Hawaii St Hsg Fin & Dev Corp Multifamily Rev 3.3% tender 12/1/2029 (b)	4,205,000	4,256,773
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	2,080,000	2,092,812
TOTAL HOUSING		6,349,585
TOTAL HAWAII		13,189,782
Idaho - 0.1%
Health Care - 0.0%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, ID Proj.) Series 2021 A, 5% 3/1/2032	505,000	576,233
Housing - 0.1%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	20,000	20,261
Idaho Hsg & Fin Assn Multifamily Hsg Rev 3.35% tender 6/10/2050 (b)	2,500,000	2,528,668
TOTAL HOUSING		2,548,929
TOTAL IDAHO		3,125,162
Illinois - 3.8%
Education - 0.2%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2026	35,000	35,301
Illinois Fin Auth Rev 0% 4/9/2026 CP	2,000,000	2,000,533
Illinois Fin Auth Rev 2.6% 4/7/2026 CP	4,900,000	4,901,243
Northern IL Univ Revs Series 2020 B, 5% 4/1/2026 (Build America Mutual Assurance Co Insured)	650,000	651,171
TOTAL EDUCATION		7,588,248
Escrowed/Pre-Refunded - 0.2%
Metropolitan Pier & Expo Auth Hosp Facs Rev 7% 7/1/2026 (Escrowed to Maturity)	575,000	583,561
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	940,000	946,584
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2027 (Pre-refunded to 6/1/2026 at 100)	2,385,000	2,401,705
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2028 (Pre-refunded to 6/1/2026 at 100)	4,545,000	4,576,833
TOTAL ESCROWED/PRE-REFUNDED		8,508,683
General Obligations - 1.5%
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2026 (Assured Guaranty Inc Insured)	2,000,000	2,035,088
Chicago IL Brd Ed Series 2025 B, 5.25% 12/1/2031	650,000	696,235
Chicago IL Brd Ed Series 2025C, 5.25% 12/1/2028	1,000,000	1,043,417
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	3,600,000	3,643,935
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2030	1,652,000	1,687,489
Chicago IL Met Water Recl Dist Gen. Oblig. Series A, 5% 12/1/2027	3,035,000	3,094,680
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	235,000	237,629
Illinois St Gen. Oblig. 5% 2/1/2027	3,380,000	3,460,174
Illinois St Gen. Oblig. 5% 3/1/2026	2,185,000	2,185,614
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2030	3,000,000	3,005,808
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	1,000,000	1,041,028
Illinois St Gen. Oblig. Series 2017D, 3.25% 11/1/2026	4,910,000	4,939,200
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	1,755,000	1,785,299
Illinois St Gen. Oblig. Series 2018A, 6% 5/1/2026	880,000	885,148
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2026	1,500,000	1,506,371
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2029	1,005,000	1,084,396
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2026	5,000,000	5,042,988
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2026	1,500,000	1,506,371
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	2,920,000	3,007,951
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	625,000	659,575
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2029	1,000,000	1,079,001
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	1,030,000	1,097,351
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2027	500,000	511,171
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2030	550,000	604,529
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2015, 5% 1/1/2027	395,000	395,636
TOTAL GENERAL OBLIGATIONS		46,236,084
Health Care - 0.3%
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2026	95,000	95,160
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2026	20,000	20,090
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2027	140,000	140,610
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 B 2, 5% tender 5/15/2050 (b)	3,000,000	3,012,443
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) 5% tender 8/15/2052 (b)	4,785,000	4,921,625
TOTAL HEALTH CARE		8,189,928
Housing - 0.0%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	40,000	39,999
Other - 0.1%
Illinois Fin Auth Rev Series 2019, U.S. SOFR Index + 1.2%, 3.719% tender 11/1/2034 (b)(i)	1,935,000	1,940,808
Special Tax - 0.2%
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2027	500,000	522,781
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured) (g)	575,000	516,522
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (g)	1,000,000	911,287
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	1,000,000	1,038,092
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2029	1,675,000	1,738,777
TOTAL SPECIAL TAX		4,727,459
Synthetics - 0.1%
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2023 XF1457, 2.15% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,385,000	1,385,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2025 XF8113, 2.07% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,000,000	1,000,000
Illinois Fin Auth Lease Rev Participating VRDN Series 2024 MIZ9167, 2% 5/15/2034 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	2,000,000	2,000,000
TOTAL SYNTHETICS		4,385,000
Transportation - 1.0%
Chicago IL Midway Arpt Rev Series 2023 C, 5% 1/1/2027 (c)	1,595,000	1,626,798
Chicago IL Midway Arpt Rev Series 2023 C, 5% 1/1/2029 (c)	2,500,000	2,667,550
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2027 (c)	2,500,000	2,549,841
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2027 (c)	1,815,000	1,851,184
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2028 (c)	2,150,000	2,243,790
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (c)	7,500,000	7,649,522
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (c)	85,000	86,694
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (c)	6,580,000	6,867,041
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5307, 5% 6/1/2026	2,000,000	2,011,068
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2026	2,750,000	2,765,219
TOTAL TRANSPORTATION		30,318,707
Water & Sewer - 0.2%
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2030 (Build America Mutual Assurance Co Insured)	1,825,000	1,997,506
Illinois Fin Auth Wtr Fac Rev 3.875% tender 5/1/2040 (b)	1,500,000	1,541,506
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2027	1,275,000	1,305,639
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2028	465,000	489,483
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 7/1/2029	2,000,000	2,181,828
TOTAL WATER & SEWER		7,515,962
TOTAL ILLINOIS		119,450,878
Indiana - 2.1%
Education - 0.1%
Indiana Univ Revs 2.42% 6/24/2026 CP	1,592,000	1,591,987
Electric Utilities - 0.3%
Indiana Mun Pwr Agy Pwr Supply Series 2025A, 5% 1/1/2027 (Assured Guaranty Inc Insured)	4,000,000	4,093,446
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	5,120,000	5,244,435
TOTAL ELECTRIC UTILITIES		9,337,881
General Obligations - 0.1%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2029 (Build America Mutual Assurance Co Insured)	450,000	481,223
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2027 (Build America Mutual Assurance Co Insured)	500,000	517,143
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	1,175,000	1,242,953
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2029 (Build America Mutual Assurance Co Insured)	600,000	650,127
TOTAL GENERAL OBLIGATIONS		2,891,446
Health Care - 0.2%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2027	230,000	235,450
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2028	340,000	354,814
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2029	380,000	404,577
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2030	500,000	542,314
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023B1, 5% tender 10/1/2062 (b)	4,880,000	5,136,882
Indiana St Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2025A 1, 5% 11/15/2028	675,000	722,132
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	205,000	207,619
TOTAL HEALTH CARE		7,603,788
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	600,000	594,978
Industrial Development - 0.8%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	24,500,000	24,655,264
Lease Revenue - 0.2%
Fort Wayne IN Redev Auth Lease Rent Rev Series 2022, 4% 8/1/2026	895,000	901,265
Indiana St Fin Auth Rev Series 2025A, 5% 2/1/2030	5,000,000	5,471,132
TOTAL LEASE REVENUE		6,372,397
Resource Recovery - 0.3%
Indiana St Dev Fin Au Sol Wst (Waste Management Inc Del Proj.) 4.6% tender 10/1/2031 (b)(c)	5,000,000	5,041,675
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 3.45% tender 5/1/2028 (b)(c)	2,800,000	2,800,000
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2012, 3.45% tender 5/1/2028 (b)(c)	2,300,000	2,300,000
TOTAL RESOURCE RECOVERY		10,141,675
Special Tax - 0.1%
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2030	175,000	192,673
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2028	275,000	292,999
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2029	475,000	517,905
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2030	275,000	305,342
Wayne Twp IN Maron CO Schbld C Series 2025B, 5% 7/15/2026	1,160,000	1,170,816
TOTAL SPECIAL TAX		2,479,735
Transportation - 0.0%
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (c)	760,000	775,214
TOTAL INDIANA		66,444,365
Iowa - 0.2%
General Obligations - 0.2%
Pefa Inc Iowa Gas Proj Rev Series 2019, 5% tender 9/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	7,000,000	7,081,070
Kansas - 0.7%
Electric Utilities - 0.2%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.18% 9/1/2035 VRDN (b)	5,000,000	5,000,000
Health Care - 0.0%
Kansas St Dev Fin Auth Hosp Rev 5% tender 11/15/2054 (b)	1,465,000	1,564,788
Housing - 0.1%
Kansas St Dev Fin Auth Multifamily Hsg Rev (Seasons Proj.) Series 2025F, 2.95% tender 9/1/2059 (b)	2,610,000	2,618,198
Shawnee Cnty KS Mf Hsg Revenue Series 2025 A, 3.75% tender 5/1/2059 (b)	1,700,000	1,719,928
TOTAL HOUSING		4,338,126
Other - 0.4%
Manhattan KS 5% 6/15/2028 (Build America Mutual Assurance Co Insured)	6,000,000	6,039,075
Park City Kans Gen. Oblig. Series 2024 1, 3.625% 10/1/2027	5,000,000	5,002,617
TOTAL OTHER		11,041,692
TOTAL KANSAS		21,944,606
Kentucky - 2.8%
Education - 0.5%
Kentucky Higher Ed Student Ln Corp Student Ln Rev (Federal Family Education Loan Program Proj.) Series 2023 1A 1, 2.07% 6/1/2043, LOC Bank of America NA VRDN (b)(c)	16,500,000	16,500,000
Electric Utilities - 0.3%
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	500,000	494,816
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	8,980,000	9,072,750
TOTAL ELECTRIC UTILITIES		9,567,566
General Obligations - 0.4%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2019C 1, 4% tender 2/1/2050 (Morgan Stanley Guaranteed) (b)	8,000,000	8,194,582
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	325,000	327,060
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024A, 5% 7/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	500,000	503,225
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024A, 5% 7/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	575,000	590,086
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024B, 5% 2/1/2027	365,000	372,068
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024B, 5% 8/1/2026	250,000	252,197
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (b)	1,000,000	1,080,780
Kentucky Interlocal Sch Transn Assn Equip Lease Rev Ctfs Partn Series 2023, 4% 3/1/2026	1,105,000	1,105,183
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2026	1,375,000	1,378,089
TOTAL GENERAL OBLIGATIONS		13,803,270
Health Care - 0.3%
Kentucky Econ Dev Fin Auth (Commonspirit Health Proj.) 2.22% 5/1/2034 VRDN (b)	4,280,000	4,280,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	2,015,000	2,042,420
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2026	700,000	710,396
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2027	1,700,000	1,768,520
TOTAL HEALTH CARE		8,801,336
Industrial Development - 0.6%
Louisville Jefferson Cnty KY Reg Arpt Auth (Ups Worldwide Forwarding Inc Proj.) 2.07% 1/1/2029 (United Parcel Service Inc Guaranteed) VRDN (b)(c)	800,000	800,000
Louisville Jefferson Cnty KY Reg Arpt Auth (Ups Worldwide Forwarding Inc Proj.) Series 1999 B, 2.07% 1/1/2029 (United Parcel Service of America Inc Guaranteed) VRDN (b)(c)	3,800,000	3,800,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 2.45% 7/1/2060 VRDN (b)(c)	6,820,000	6,820,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 2.45% 7/1/2060 VRDN (b)(c)	7,000,000	7,000,000
TOTAL INDUSTRIAL DEVELOPMENT		18,420,000
Other - 0.2%
Mercer Cnty KY Pollution Ctl Rev 2.5% tender 3/24/2026 CP mode	7,400,000	7,399,970
Water & Sewer - 0.5%
Rural Wtr Fing Agy KY Pub Projs Rev Series 2024A, 3.7% 5/1/2027	5,000,000	4,999,946
Rural Wtr Fing Agy KY Pub Projs Rev Series 2024B, 3.05% 5/1/2027	5,000,000	5,000,823
Rural Wtr Fing Agy KY Pub Projs Rev Series 2025A, 2.75% 5/1/2028	5,000,000	5,000,108
TOTAL WATER & SEWER		15,000,877
TOTAL KENTUCKY		89,493,019
Louisiana - 1.0%
Housing - 0.2%
Louisiana Housing Corp Series 2025, 3.15% tender 4/1/2030 (b)	6,000,000	6,051,008
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	160,000	176,655
TOTAL HOUSING		6,227,663
Industrial Development - 0.7%
St James Parish LA Rev (Nucor Corp Proj.) 2.14% 11/1/2040 VRDN (b)	9,600,000	9,600,000
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	4,145,000	4,164,745
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) Series 2017B 2, 2.375% tender 6/1/2037 (b)	2,500,000	2,497,833
St John Baptist Parish LA Rev Series 2017 C, 3.3% tender 6/1/2037 (b)	2,000,000	2,034,725
TOTAL INDUSTRIAL DEVELOPMENT		18,297,303
Synthetics - 0.0%
Los Angeles Hsg Corp Rev Participating VRDN Series 2025 XF3347, 2.16% 7/1/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,400,000	1,400,000
Transportation - 0.1%
New Orleans LA Aviation Board 5% 1/1/2027 (c)	1,430,000	1,458,509
New Orleans LA Aviation Board 5% 1/1/2028 (c)	2,690,000	2,807,346
TOTAL TRANSPORTATION		4,265,855
TOTAL LOUISIANA		30,190,821
Maine - 0.0%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2026	975,000	982,472
Maryland - 1.1%
Health Care - 0.5%
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2027	1,360,000	1,398,990
Maryland Health & Higher Educational Facilities Authority Series 2026C, 5% 8/15/2027	2,000,000	2,079,452
Montgomery Cnty MD Rev (Trinity Health Proj.) Series 2013 MD, 2.65% tender 12/1/2041 (b)	12,200,000	12,200,001
TOTAL HEALTH CARE		15,678,443
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	70,000	71,405
Other - 0.0%
Maryland St Econ Dev Corp Rev Series 2024A 1, 5% 6/1/2026	600,000	602,962
Special Tax - 0.1%
Frederick Cnty MD Spl Oblig Series 2020 A, 5% 7/1/2027	980,000	1,013,058
State of Maryland Built to Learn Revenue Series 2022 A, 5% 6/1/2026	850,000	855,811
TOTAL SPECIAL TAX		1,868,869
Synthetics - 0.3%
Baltimore County Gen. Oblig. Participating VRDN 2.23% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,600,000	1,600,000
Integrace Obligated Group Participating VRDN Series 2022 024, 2.23% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,700,000	3,700,000
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 2.11% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	2,600,000	2,600,000
State of Maryland Built to Learn Revenue Participating VRDN 1.93% 6/1/2054 (b)(d)	1,700,000	1,700,000
TOTAL SYNTHETICS		9,600,000
Transportation - 0.1%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2028 (Assured Guaranty Inc Insured) (c)	1,450,000	1,532,324
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.5% 6/1/2026 (c)	670,000	669,690
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.625% 6/1/2027 (c)	550,000	545,374
TOTAL TRANSPORTATION		2,747,388
Water & Sewer - 0.1%
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 A, 5% 7/1/2029	755,000	771,245
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 A, 5% 7/1/2028	2,000,000	2,044,060
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 A, 5% 7/1/2029	1,000,000	1,021,517
TOTAL WATER & SEWER		3,836,822
TOTAL MARYLAND		34,405,889
Massachusetts - 1.2%
Education - 0.2%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2026 (c)	1,000,000	1,007,005
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2026 (c)	2,390,000	2,406,742
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2026 (c)	365,000	367,557
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2028 (c)	1,775,000	1,856,306
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2027	505,000	512,722
TOTAL EDUCATION		6,150,332
General Obligations - 0.2%
Bondsville Mass Fire & Wtr Dist Gen. Oblig. BAN 4.875% 11/20/2026	930,000	942,944
Holyoke MA Gen. Oblig. BAN 4% 10/23/2026	2,600,000	2,625,777
Hudson MA Gen. Oblig. BAN 5% 6/11/2026	1,300,000	1,305,118
TOTAL GENERAL OBLIGATIONS		4,873,839
Health Care - 0.2%
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2026	20,000	20,143
Massachusetts St Dev Fin Agy Rv (Mass General Brigham Inc Proj.) Series 2026G2, 1.5% 7/1/2062, LOC Royal Bank of Canada/New York NY VRDN (b)	5,000,000	5,000,000
TOTAL HEALTH CARE		5,020,143
Housing - 0.0%
Massachusetts Hsg Fin Agy Series 2023 C2, 4% 12/1/2027	800,000	805,800
Other - 0.6%
Massachusetts Development Finance Agency (Boston University Mass Proj.) 2.67% tender 3/4/2026 CP mode	5,000,000	5,000,433
Massachusetts Hsg Fin Agy Series 2024 A 3, 3.6% 12/1/2026	14,985,000	14,994,171
TOTAL OTHER		19,994,604
Transportation - 0.0%
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2027 (c)	285,000	293,855
TOTAL MASSACHUSETTS		37,138,573
Michigan - 2.2%
Education - 0.1%
University MI Univ Revs 1.65% 4/1/2036 VRDN (b)	2,000,000	2,000,000
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2027 (Build America Mutual Assurance Co Insured)	500,000	523,218
TOTAL EDUCATION		2,523,218
Electric Utilities - 0.1%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	1,000,000	999,342
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	3,465,000	3,479,849
TOTAL ELECTRIC UTILITIES		4,479,191
General Obligations - 0.1%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	1,130,000	1,133,840
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	1,190,000	1,219,912
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	650,000	680,183
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2029	290,000	309,693
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2030	305,000	331,611
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2031	320,000	353,738
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2032	335,000	374,945
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2029 (State of Michigan Guaranteed)	200,000	216,550
Portage MI Pub Schs 5% 11/1/2028	20,000	20,081
TOTAL GENERAL OBLIGATIONS		4,640,553
Health Care - 0.3%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2026	15,000	15,079
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 2.13% tender 1/15/2047 (b)(i)	965,000	965,000
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) 5% 11/15/2029 (h)	7,695,000	8,332,263
TOTAL HEALTH CARE		9,312,342
Housing - 0.1%
Michigan St Hsg Dev Auth Mfrev Series 2024, 3.8% tender 7/1/2041 (b)	2,000,000	2,006,388
Michigan State Housing Development Authority Series 2025, 2.7% tender 10/1/2043 (b)	1,640,000	1,640,310
TOTAL HOUSING		3,646,698
Lease Revenue - 0.3%
Michigan St Bldg Auth Rev Series 2023 I, 1.98% 4/15/2058 (b)	10,000,000	10,000,000
Other - 0.0%
Michigan Finance Authority Series 2025A 2, 5% 8/20/2026	375,000	379,505
Pooled Loans - 0.3%
Michigan Finance Authority RAN Series 2025 A 1, 5% 7/20/2026	10,225,000	10,329,546
Synthetics - 0.3%
Michigan Finance Authority Participating VRDN Series 2025 XG0634, 1.93% 3/1/2051 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,500,000	3,500,000
Western MI Univ Revs Participating VRDN Series 2025 YX1397, 1.92% 11/15/2054 (Liquidity Facility Barclays Bank PLC) (b)(d)	4,440,000	4,440,000
TOTAL SYNTHETICS		7,940,000
Transportation - 0.6%
Wayne Cnty Mich Arpt Auth Rev Series 2017 E, 4% 12/1/2026 (c)	3,795,000	3,836,528
Wayne Cnty Mich Arpt Auth Rev Series 2023 E, 5% 12/1/2028 (Assured Guaranty Inc Insured) (c)	3,000,000	3,193,096
Wayne Cnty Mich Arpt Auth Rev Series 2025G, 5% 12/1/2026 (c)	4,990,000	5,081,278
Wayne Cnty Mich Arpt Auth Rev Series 2025G, 5% 12/1/2027 (c)	3,750,000	3,909,533
TOTAL TRANSPORTATION		16,020,435
TOTAL MICHIGAN		69,271,488
Minnesota - 0.9%
Education - 0.1%
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 1, 5% tender 10/1/2053 (b)	1,000,000	1,022,789
University MN 2.62% 3/2/2026 CP	900,000	900,043
University MN 2.69% 3/10/2026 CP	1,200,000	1,200,172
TOTAL EDUCATION		3,123,004
General Obligations - 0.1%
Hennepin Cnty Minn 2.43% 5/6/2026 CP	1,600,000	1,600,273
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2026	1,300,000	1,314,430
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2026	100,000	101,110
Minnesota Mun Gas Agy Commodity Supply Rev 4% tender 12/1/2052 (Royal Bank of Canada Guaranteed) (b)	1,725,000	1,763,562
TOTAL GENERAL OBLIGATIONS		4,779,375
Health Care - 0.2%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	6,470,000	6,894,069
Housing - 0.1%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	110,000	118,589
Minnesota St Hsg Fin Agy Series 2025F2, 3.7% 8/1/2026	2,000,000	2,001,287
TOTAL HOUSING		2,119,876
Other - 0.1%
Minnesota Rural Wtr Fin Auth 3.3% 8/1/2026	2,000,000	2,001,073
Synthetics - 0.1%
Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 2.11% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	2,420,000	2,420,000
Transportation - 0.2%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2027 (c)	1,580,000	1,611,499
Minneapolis Met Airport Commis Series 2024B, 5% 1/1/2027 (c)	4,755,000	4,849,797
TOTAL TRANSPORTATION		6,461,296
TOTAL MINNESOTA		27,798,693
Mississippi - 0.7%
Education - 0.0%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 0.8% 3/1/2028 (Build America Mutual Assurance Co Insured) (b)	3,475,000	3,354,175
General Obligations - 0.0%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2029	175,000	189,968
Industrial Development - 0.5%
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Usa Inc Proj.) 2% 11/1/2035 (Chevron Corp Guaranteed) VRDN (b)	9,900,000	9,900,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev 2% 11/1/2035 VRDN (b)	5,000,000	5,000,000
TOTAL INDUSTRIAL DEVELOPMENT		14,900,000
Resource Recovery - 0.2%
Mississippi Bus Fin Corp Sld Wst Disp Rev (Waste Management Inc Del Proj.) 4.25% tender 3/1/2027 (b)(c)	5,000,000	5,053,369
TOTAL MISSISSIPPI		23,497,512
Missouri - 1.2%
General Obligations - 0.0%
Jackson Cnty MO Spl Oblig Series 2032 A, 5% 12/1/2028	1,000,000	1,070,029
Kearney MO Gen. Oblig. Series 2020, 2% 3/1/2034	715,000	650,058
TOTAL GENERAL OBLIGATIONS		1,720,087
Health Care - 0.7%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2026	20,000	20,005
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 C, 5% tender 5/1/2052 (b)	11,500,000	12,138,049
Missouri Hlth & Edl Facs Rev Series 2021 B, 4% tender 5/1/2051 (b)	9,135,000	9,158,963
TOTAL HEALTH CARE		21,317,017
Housing - 0.2%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	1,260,000	1,284,693
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	40,000	40,500
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	75,000	75,013
Saint Louis MO Indl Dev Auth (The Brewery Apts Proj.) 3.15% tender 4/1/2046 (b)	3,800,000	3,824,078
TOTAL HOUSING		5,224,284
Lease Revenue - 0.0%
Barry Cnty MO Ctfs Partn 5% 10/1/2026	550,000	556,124
Other - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig 5% 3/1/2027 (c)	1,000,000	1,023,996
Missouri St Health & Edl Facs Series 2025A, 5% 2/1/2027	970,000	985,653
TOTAL OTHER		2,009,649
Synthetics - 0.2%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 2.15% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,740,000	4,740,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 2.11% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,700,000	1,700,000
TOTAL SYNTHETICS		6,440,000
TOTAL MISSOURI		37,267,161
Montana - 0.0%
Health Care - 0.0%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (b)	100,000	108,193
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) 3.5% 6/1/2050	190,000	190,736
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	20,000	20,380
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2022 A, 3% 6/1/2052	165,000	164,697
TOTAL HOUSING		375,813
TOTAL MONTANA		484,006
Nebraska - 0.3%
Electric Utilities - 0.2%
Nebraska Pub Pwr Dist Rev 2.68% 3/3/2026, LOC Bank of America NA CP	5,000,000	5,000,349
General Obligations - 0.0%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	1,415,000	1,513,692
Housing - 0.1%
Lincoln Neb Multifamily Hsg Rev Series 2024, 3.37% tender 1/10/2048 (b)	2,260,000	2,290,666
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (c)	45,000	45,250
TOTAL HOUSING		2,335,916
Industrial Development - 0.0%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.2% 11/1/2026 VRDN (b)(c)	700,000	700,000
Transportation - 0.0%
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2027 (Assured Guaranty Inc Insured) (c)	1,000,000	1,041,510
TOTAL NEBRASKA		10,591,467
Nevada - 0.3%
Electric Utilities - 0.1%
Clark NV Pollutn Ctl Rev (Nevada Power Co Proj.) Series 2017, 3.75% tender 1/1/2036 (b)	2,065,000	2,066,344
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016 A, 3.55% 10/1/2029	335,000	345,722
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 G, 3.625% tender 3/1/2036 (b)	270,000	277,173
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016C, 4.125% tender 3/1/2036 (b)(c)	370,000	382,258
TOTAL ELECTRIC UTILITIES		3,071,497
Resource Recovery - 0.2%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 3.45% tender 12/1/2026 (b)(c)(f)	5,100,000	5,104,892
Transportation - 0.0%
Clark County NV Mccarran Airprt Rev Series 2019 E, 5% 7/1/2027	275,000	285,122
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2027 (c)	200,000	206,374
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2028 (c)	225,000	235,519
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2029 (c)	580,000	618,180
TOTAL TRANSPORTATION		1,345,195
TOTAL NEVADA		9,521,584
New Hampshire - 0.7%
Education - 0.5%
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015 C, 3.3% tender 6/1/2038 (b)	2,750,000	2,769,945
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015A, 3.3% tender 6/1/2040 (b)	8,030,000	8,088,240
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015B, 3.3% tender 6/1/2040 (b)	500,000	503,626
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015D, 3.3% tender 6/1/2038 (b)	3,740,000	3,767,125
TOTAL EDUCATION		15,128,936
Housing - 0.0%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	1,010,000	1,010,718
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	215,000	215,142
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	670,000	672,564
TOTAL HOUSING		1,898,424
Resource Recovery - 0.1%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 3, 4% tender 7/1/2033 (b)(c)	2,100,000	2,101,409
Synthetics - 0.1%
Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 2.18% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(e)	3,945,000	3,945,000
TOTAL NEW HAMPSHIRE		23,073,769
New Jersey - 3.1%
Education - 0.6%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2027 (c)	1,245,000	1,291,934
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2026 (c)	1,425,000	1,448,531
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2026 (c)	2,000,000	2,033,026
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2028 (c)	1,000,000	1,059,147
Higher Ed Student Assistance Auth NJ Student Ln Rev (Nj Stud Loan 2025 Proj.) 5% tender 12/1/2056 (b)(c)	2,000,000	2,010,543
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2027 (c)	2,700,000	2,801,784
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2025 1 A, 5% 12/1/2027 (c)	1,900,000	1,971,626
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2025 1 A, 5% 12/1/2028 (c)	2,000,000	2,118,293
Montclair State University Inc (Montclair State University Inc Proj.) Series 2025A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	1,250,000	1,326,679
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2029 (Build America Mutual Assurance Co Insured)	580,000	631,812
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	460,000	512,370
TOTAL EDUCATION		17,205,745
General Obligations - 1.8%
Belleville NJ Tan Gen. Oblig. BAN 4% 7/7/2026	8,100,000	8,133,346
Essex Cnty NJ Gen. Oblig. BAN Series 2025, 4% 7/8/2026	4,000,000	4,023,046
Hudson Cnty NJ Impt Auth Lease Rev Gen. Oblig. BAN Series 2026 A 1, 3.5% 3/1/2027 (h)	2,250,000	2,276,944
Hudson Cnty NJ Impt Auth Lease Rev RAN Series B 1, 4% 6/24/2026	4,400,000	4,422,055
Monmouth Cnty NJ Impt Auth Rev BAN Series 2025, 4% 3/13/2026	1,000,000	1,000,464
Monmouth Cnty NJ Impt Auth Rev Gen. Oblig. BAN Series 2026, 4% 3/12/2027 (h)	5,500,000	5,595,681
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2016 AAA, 5% 6/15/2026	3,375,000	3,401,545
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (f)	1,510,000	1,532,662
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2026	1,100,000	1,120,219
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2026	555,000	559,365
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	5,300,000	5,301,601
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	1,970,000	1,985,494
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2027	155,000	160,518
New Jersey St Edl Facs Auth Rev (New Jersey St Proj.) Series 2023 A, 5% 9/1/2027	400,000	416,977
New Jersey St Edl Facs Auth Rev (New Jersey St Proj.) Series 2023 A, 5% 9/1/2027	200,000	208,488
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (g)	145,000	138,882
New Jersey Trans Trust Fund Auth Series 2023AA, 5% 6/15/2026	895,000	902,039
Newark NJ Bd of Ed Bd 5% 7/15/2026 (Build America Mutual Assurance Co Insured)	300,000	303,134
Newark NJ Gen. Oblig. BAN 4% 12/11/2026	4,000,000	4,042,445
Newark NJ Gen. Oblig. Series 2020 A, 5% 10/1/2027	2,200,000	2,291,464
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	595,000	603,838
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	585,000	609,836
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2028	245,000	261,945
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	155,000	169,683
Orange Twp NJ BAN 4% 3/18/2026	4,700,000	4,702,809
Piscataway Twp NJ Gen. Oblig. 2% 2/1/2031	500,000	486,285
TOTAL GENERAL OBLIGATIONS		54,650,765
Housing - 0.3%
New Jersey Housing & Mortgage Finance Agency Series 2025B, 2.95% 11/1/2028	3,000,000	3,021,422
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2026 (c)	1,000,000	1,014,522
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	2,090,000	2,096,099
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2024 D 2, 2.9% 11/1/2027	1,285,000	1,288,426
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2024 D 2, 2.95% 5/1/2028	1,070,000	1,073,959
TOTAL HOUSING		8,494,428
Other - 0.1%
New Jersey Housing & Mortgage Finance Agency Series 2025 D 2, 3.1% tender 7/1/2029 (b)	600,000	605,081
New Jersey Housing & Mortgage Finance Agency Series 2025, 3.15% tender 12/1/2043 (b)	1,000,000	1,007,299
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2024B, 3.375% 11/1/2027	2,250,000	2,273,992
TOTAL OTHER		3,886,372
Tobacco Bonds - 0.3%
Tobacco Settlement Fin Corp NJ 5% 6/1/2026	9,265,000	9,317,700
Tobacco Settlement Fin Corp NJ 5% 6/1/2027	1,340,000	1,379,798
TOTAL TOBACCO BONDS		10,697,498
Transportation - 0.0%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	90,000	90,662
New Jersey Turnpike Authority 5% 1/1/2028	455,000	478,705
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2028 (Build America Mutual Assurance Co Insured)	1,000,000	1,075,187
TOTAL TRANSPORTATION		1,644,554
TOTAL NEW JERSEY		96,579,362
New Jersey,New York - 0.5%
Transportation - 0.5%
Port Auth NY & NJ 5% 10/15/2028 (c)	3,320,000	3,538,159
Port Auth NY & NJ 5% 9/15/2026 (c)	1,205,000	1,220,756
Port Auth NY & NJ 5% 9/15/2029 (c)	250,000	261,489
Port Auth NY & NJ Series 195, 5% 10/1/2026 (c)	525,000	532,430
Port Auth NY & NJ Series 242, 5% 12/1/2026 (c)	4,640,000	4,724,528
Port Auth NY & NJ Series 242, 5% 12/1/2027 (c)	5,000,000	5,211,837
TOTAL NEW JERSEY,NEW YORK		15,489,199
New Mexico - 0.5%
Electric Utilities - 0.1%
Farmington NM Pollution Ctl Series 2010 D, 3.9% tender 6/1/2040 (b)	3,000,000	3,064,824
General Obligations - 0.0%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	1,255,000	1,359,945
Housing - 0.3%
New Mexico Mtg Fin Auth (Nm Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) 3% tender 9/1/2057 (b)	3,470,000	3,474,045
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2018 A 1, 4% 1/1/2049	85,000	85,961
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	265,000	288,500
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	175,000	177,178
New Mexico Mtg Fin Auth Mf Hsg Rev (Jlg Nm Abq 2023, Lllp Proj.) Series 2023, 2.97% tender 2/1/2042 (b)	3,495,000	3,495,000
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (b)	3,000,000	3,027,062
TOTAL HOUSING		10,547,746
Synthetics - 0.1%
New Mexico St Hosp Equip Ln Co Participating VRDN 2.23% 7/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,825,000	1,825,000
TOTAL NEW MEXICO		16,797,515
New York - 6.6%
Education - 0.0%
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2026	200,000	201,546
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2027	500,000	515,535
TOTAL EDUCATION		717,081
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	470,000	466,973
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (b)	1,935,000	1,951,714
TOTAL ELECTRIC UTILITIES		2,418,687
Escrowed/Pre-Refunded - 0.0%
New York St Urban Dev Corp Rev Series 2016 A, 5% 3/15/2029 (Pre-refunded to 3/15/2026 at 100)	420,000	420,452
General Obligations - 2.3%
Albany NY BAN 4% 3/20/2026	10,400,000	10,406,508
Albany NY Gen. Oblig. BAN 4% 3/20/2026	2,800,000	2,802,111
Bellmore NY Un Free Sch Dist 2% 6/15/2029	530,000	511,288
Binghamton NY BAN 4% 4/10/2026	9,300,000	9,313,501
City of New York NY Gen. Oblig. 2% 5/1/2052 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	5,000,000	5,000,000
City of New York NY Gen. Oblig. 2% tender 8/1/2026 (Assured Guaranty Inc Insured) (b)	675,000	675,000
City of New York NY Gen. Oblig. 2.085% tender 1/1/2032 (Assured Guaranty Inc Insured) (b)	225,000	225,000
City of New York NY Gen. Oblig. Series C, 5% 8/1/2026	220,000	222,638
City of New York NY Gen. Oblig. Series FISCAL 2008 J 11, 5% 8/1/2026	260,000	263,118
City of New York NY Gen. Oblig. Series FISCAL 2018 A, 5% 8/1/2026	565,000	571,775
City of New York NY Gen. Oblig. Series FISCAL 2021 2, 2% 4/1/2042 VRDN (b)	2,000,000	2,000,000
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2028	2,700,000	2,884,192
City of New York NY Series FISCAL 2008 SUB A 3, 2.076% tender 8/1/2026 (Assured Guaranty Inc Insured) (b)	625,000	625,000
Connetquot Central School District TAN Series 2025 2026 TAXES, 3.25% 6/24/2026	7,000,000	7,019,750
East Hampton NY Un Free Sh Dis 2.1% 6/1/2027	340,000	335,796
East Syracuse-Minoa NY Cent SD BAN Series 2025, 4% 6/25/2026	3,000,000	3,012,608
Ithaca City New York Gen. Oblig. BAN 4.5% 7/17/2026	1,300,000	1,307,023
Longwood Cent Sch Dist Suffolk Co NY TAN Series 2025 2026 TAXES, 4% 9/18/2026	7,000,000	7,035,524
Massapequa NY Un Free Sch Dist 2% 10/1/2031	530,000	496,889
Mount Vernon N Y Gen. Oblig. BAN 5% 5/29/2026 (f)	4,000,000	4,013,132
New Hartford NY Cent Sch Dist BAN Series 2025, 4% 6/25/2026	1,500,000	1,507,302
Ogdensburg NY Enlrg Cty Sch Ds BAN Series 2025, 4% 7/22/2026	2,000,000	2,011,417
South Huntington NY Ufsd TAN Series 2025 2026 TAXES, 4% 6/24/2026	6,000,000	6,030,911
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2026	175,000	178,016
Washington Co NY BAN 4% 3/20/2026	2,300,000	2,301,714
TOTAL GENERAL OBLIGATIONS		70,750,213
Health Care - 0.0%
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital,Ny Proj.) Series 2017, 5% 12/1/2026	350,000	355,380
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital,Ny Proj.) Series 2020 A, 5% 12/1/2028	1,000,000	1,058,875
TOTAL HEALTH CARE		1,414,255
Housing - 0.7%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	780,000	804,245
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	115,000	116,574
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	765,000	774,248
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	510,000	497,673
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	670,000	670,364
New York St Hsg Fin Agy Series 2023 E 2, 3.875% tender 11/1/2063 (b)	120,000	120,073
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	7,285,000	7,287,475
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.7% tender 5/1/2063 (b)	6,000,000	6,003,004
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	1,000,000	1,002,654
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	375,000	382,942
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (c)	20,000	19,996
State of New York Mortgage Agency 3.7% 4/1/2026 (c)	955,000	955,113
State of New York Mortgage Agency Series 262, 3.75% 4/1/2026 (c)	295,000	295,174
State of New York Mortgage Agency Series 262, 3.8% 10/1/2026 (c)	680,000	683,048
State of New York Mortgage Agency Series 262, 3.85% 4/1/2027 (c)	775,000	782,315
TOTAL HOUSING		20,394,898
Industrial Development - 0.0%
New York St Energy Rda Pcr 4.45% tender 10/1/2028 (Ambac Assurance Corp Insured) (b)	300,000	299,999
Other - 0.2%
Dutchess Cnty NY Loc Dev Corp Rev Series 2025, 5% 7/1/2026	200,000	201,572
Dutchess Cnty NY Loc Dev Corp Rev Series 2025, 5% 7/1/2027	230,000	236,990
Dutchess Cnty NY Loc Dev Corp Rev Series 2025, 5% 7/1/2028	325,000	341,605
Frankfort Schuyler NY Cent Sch Dist BAN Series 2026, 4% 7/31/2026	3,000,000	3,012,197
Valley Stream NY BAN 5.125% 5/8/2026	3,000,000	3,006,138
TOTAL OTHER		6,798,502
Special Tax - 0.6%
Battery Pk City Auth NY Rev Series 2019D 1, 1.93% 11/1/2038 (Liquidity Facility TD Bank NA) VRDN (b)	800,000	800,000
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2027	3,355,000	3,518,046
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB D 1, 5% 11/1/2028	5,000,000	5,367,460
New York NY City Transitional Fin Auth Rev 5% 11/1/2027	775,000	812,664
NY Mta Dedicated Tax Fund Series 2016 A, 5% 11/15/2026	1,055,000	1,076,376
NY Mta Dedicated Tax Fund Series 2017 A, 3% 11/15/2030	425,000	426,930
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	1,285,000	1,284,006
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	450,000	437,917
NY Payroll Mobility Tax Series SUB 2021C 1B, 5% tender 5/15/2051 (b)	4,305,000	4,327,548
Triborough Brdg & Tunl NY Rett Series 2025 A, 5% 12/1/2027	2,000,000	2,100,929
TOTAL SPECIAL TAX		20,151,876
Synthetics - 1.5%
2025 Loan Holding - 1 Participating VRDN Series 2025 MS0041, 2.28% 5/1/2026 (b)(d)	5,000,000	5,000,000
Liberty NY Dev Corp Rev Participating VRDN 2.23% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,200,000	2,200,000
Metropolitan Transn Auth NY Rv Participating VRDN 2.13% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,400,000	2,400,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 2.13% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	1,595,000	1,595,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 2.23% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,000,000	3,000,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 2.33% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	23,500,000	23,500,000
New York State Dormitory Authority Participating VRDN Series 2025 ZL0699, 1.91% 3/15/2053 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,400,000	3,400,000
Oneida County Local Development Corp Participating VRDN Series 2026 1002, 1.96% 7/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,000,000	3,000,000
TOTAL SYNTHETICS		44,095,000
Transportation - 1.0%
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	1,070,000	1,088,477
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2027	1,185,000	1,241,123
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	660,000	696,486
Metropolitan Transn Auth NY Rv Series 2025B, 5% 11/15/2026	7,000,000	7,137,871
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2027 (c)	5,000,000	5,085,610
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2029 (c)	3,900,000	4,046,208
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2027 (c)	1,025,000	1,064,709
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (c)	5,870,000	5,967,810
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2027 (c)	1,915,000	1,989,188
Port Auth NY & NJ Series 227, 3% 10/1/2027 (c)	3,500,000	3,526,638
TOTAL TRANSPORTATION		31,844,120
Water & Sewer - 0.2%
New York NY Cty Muni Wtr Fin Auth Series 2022 DD, 2% 6/15/2033 (b)	2,000,000	2,000,000
New York NY Cty Muni Wtr Fin Auth Series BB 1, 2% 6/15/2049 (Liquidity Facility Bank of America NA) VRDN (b)	3,800,000	3,800,000
TOTAL WATER & SEWER		5,800,000
TOTAL NEW YORK		205,105,083
North Carolina - 1.6%
Education - 0.0%
North Carolina Edl Facs Fin (Duke Univ Nc Rev Proj.) 1.7% 6/1/2027 VRDN (b)	1,435,000	1,435,000
North Carolina St Ed Assistance Auth Rev Series 2020A, 5% 6/1/2026 (c)	1,000,000	1,005,212
TOTAL EDUCATION		2,440,212
Escrowed/Pre-Refunded - 0.4%
Cumberland Cnty NC Series 2024, 3.125% tender 12/1/2027 (b)(c)	12,350,000	12,359,388
General Obligations - 0.0%
North Carolina St Gen. Oblig. Series 2016 B, 2% 6/1/2030	170,000	165,987
Health Care - 0.5%
Atrium Health Series 2018 B, 1.95% tender 1/15/2048 (b)	3,075,000	2,931,916
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (b)	4,960,000	5,031,927
Atrium Health Series 2021 B, 3.25% tender 1/15/2050 (b)	4,555,000	4,599,573
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	1,095,000	1,171,682
North Carolina Med Care Commn Health Care Facs Rev (Duke Univ Health System Inc Proj.) Series 2025 D, 1.85% 6/1/2055 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (b)	3,400,000	3,400,000
TOTAL HEALTH CARE		17,135,098
Industrial Development - 0.3%
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 2.25% 11/1/2033 VRDN (b)(c)	9,100,000	9,100,000
Resource Recovery - 0.2%
North Carolina Cap Facs Fin Agy Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2013, 3.35% tender 6/1/2038 (b)(c)	5,000,000	5,000,274
Transportation - 0.2%
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2026 (c)	455,000	458,639
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2028 (c)	400,000	422,499
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2029 (c)	1,150,000	1,240,122
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2018, 5% 1/1/2027	2,460,000	2,507,796
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2027 (c)	130,000	133,630
Raleigh Durham NC Arpt Auth Arpt Rev Series 2017 A, 5% 5/1/2027 (c)	745,000	765,802
TOTAL TRANSPORTATION		5,528,488
TOTAL NORTH CAROLINA		51,729,447
North Dakota - 0.0%
Housing - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	60,000	65,962
Ohio - 2.5%
Education - 0.0%
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	605,000	598,131
Electric Utilities - 0.5%
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (c)	3,575,000	3,606,223
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026	3,275,000	3,275,704
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (b)(c)	9,140,000	9,289,444
TOTAL ELECTRIC UTILITIES		16,171,371
General Obligations - 0.1%
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	2,765,000	2,987,213
Health Care - 1.0%
Allen Cnty OH Hosp Facs Rev Series 2022B 1, 5% tender 10/1/2049 (b)	6,000,000	6,177,495
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 5% 11/15/2027	1,040,000	1,076,768
Franklin Cnty OH Hosp Facs Rev (Nationwide Children'S Hospital Proj.) 1.95% 11/1/2064 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	5,500,000	5,500,000
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2026	535,000	540,158
Ohio St Higher Ed Fac Comm (Cleveland Clinic Foundtn (The) Proj.) 0% tender 3/16/2026 CP mode (b)	1,500,000	1,500,201
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	710,000	712,160
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2025A, 5% 1/15/2027	2,000,000	2,040,198
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2025A, 5% 1/15/2028	6,735,000	7,027,418
Ohio St Hosp Rev Series 2021B, 2.15% 1/15/2049 VRDN (b)	3,000,000	3,000,000
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	300,000	311,203
TOTAL HEALTH CARE		27,885,601
Housing - 0.2%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	765,000	775,020
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2025, 3.19% tender 6/1/2044 (b)	6,687,000	6,760,231
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	25,000	25,348
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	240,000	266,377
TOTAL HOUSING		7,826,976
Other - 0.6%
American Mun Pwr Rev 5% 2/15/2027	695,000	711,070
American Mun Pwr Rev 5% 2/15/2028	480,000	502,151
Cuyahoga Ohio Met Hsg Auth Multifamily Hsg Rev Series 2024, 3.45% tender 2/1/2028 (b)	4,440,000	4,473,806
Delaware OH Gen. Oblig. BAN 4.125% 4/16/2026	3,500,000	3,506,746
Lancaster OH Gen. Oblig. BAN 4.125% 6/10/2026	1,500,000	1,505,718
Ohio Hsg Fin Agy Mf Hsg Rev Series 2025, 3.35% tender 7/1/2043 (b)	4,000,000	4,054,492
Trumbull Cnty OH BAN 4% 3/11/2027 (h)	1,000,000	1,014,130
Trumbull Cnty OH BAN 4% 3/12/2026 (f)	2,200,000	2,200,764
Warrensville Heights OH Gen. Oblig. BAN Series 2025, 4.5% 6/24/2026 (f)	2,000,000	2,011,142
TOTAL OTHER		19,980,019
Transportation - 0.1%
Cleveland OH Arpt Sys Rev Series 2018A, 5% 1/1/2027 (c)	2,990,000	3,049,609
Cleveland OH Arpt Sys Rev Series 2019 B, 5% 1/1/2027 (c)	350,000	356,978
TOTAL TRANSPORTATION		3,406,587
TOTAL OHIO		78,855,898
Oklahoma - 1.3%
General Obligations - 0.4%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	5,990,000	6,004,517
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2027	3,230,000	3,326,123
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2029	3,000,000	3,244,009
TOTAL GENERAL OBLIGATIONS		12,574,649
Health Care - 0.4%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2015A, 5% 8/15/2027	1,590,000	1,592,155
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 2.52% 8/15/2031 VRDN (b)	5,735,000	5,735,000
OK Dev Fin Auth Health Sys Rev Series 2020 C, 2.3% 8/15/2031 (b)	6,320,000	6,320,000
TOTAL HEALTH CARE		13,647,155
Housing - 0.1%
Oklahoma Hsg Fin Agy Collateralized Rev 3.2% tender 10/1/2042 (b)	1,500,000	1,503,639
Oklahoma Hsg Fin Agy Collateralized Rev Series 2024, 3.35% tender 12/1/2027 (b)	2,280,000	2,293,907
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	50,000	55,657
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	55,000	62,440
TOTAL HOUSING		3,915,643
Lease Revenue - 0.3%
Creek Cnty OK Edl Facs Auth Lease Rev Series 2024, 5% 9/1/2027	2,650,000	2,738,199
Creek Cnty OK Edl Facs Auth Lease Rev Series 2024, 5% 9/1/2029	2,000,000	2,143,095
Dewey Cnty Okla Edl Facs Authedl Facs Lease Rev Series 2016, 5% 9/1/2026	1,230,000	1,245,282
OK Cnty Okla Fin Auth Edl Facs Lease Rev Series 2025, 5% 9/1/2029	1,620,000	1,706,071
Washington Cnty OK Edl Facs Auth Edl Facs Lease Rev Series 2023, 5% 9/1/2027	455,000	468,318
TOTAL LEASE REVENUE		8,300,965
Other - 0.1%
Kingfisher Cnty Okla Indpt Schdist No 89 Cashion 5% 5/1/2027	2,175,000	2,224,607
Synthetics - 0.0%
Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 2.11% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,274,152	1,274,152
TOTAL OKLAHOMA		41,937,171
Oregon - 0.4%
General Obligations - 0.0%
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2030 (c)	450,000	490,800
Salem Keizer School Dist 0% 6/15/2028 (g)	370,000	348,655
TOTAL GENERAL OBLIGATIONS		839,455
Health Care - 0.0%
Oregon St Facs Auth Rev 5% 10/1/2029	1,000,000	1,005,052
Salem OR Hosp Fac Auth Rev Series 2022, 5% 5/15/2026	135,000	135,445
TOTAL HEALTH CARE		1,140,497
Industrial Development - 0.1%
Oregon State Business Development Commission (Intel Corp Proj.) Series 232, 3.8% tender 12/1/2040 (b)	2,000,000	2,040,868
Lease Revenue - 0.1%
Oregon St Gen. Oblig. Series 2024 D, 5% 6/1/2028	2,500,000	2,660,961
Other - 0.0%
Oregon St Hsg & Cmnty Svcs Dept Hsg Dev Rev Series 2025Q, 3.125% tender 7/1/2044 (b)	700,000	705,863
Transportation - 0.2%
Port of Portland Arpt Rev 5% 7/1/2026 (c)	1,150,000	1,159,197
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2028 (c)	720,000	762,179
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2029 (c)	2,860,000	3,096,512
TOTAL TRANSPORTATION		5,017,888
TOTAL OREGON		12,405,532
Pennsylvania - 4.3%
Education - 0.1%
Lycoming County Authority Series 2013 S2, 3.85% tender 11/1/2035 (b)	2,000,000	2,008,417
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2028	1,600,000	1,643,837
Southcentral PA Gen Auth Rev Series 2021 TT2, 5% 5/1/2026	320,000	321,141
TOTAL EDUCATION		3,973,395
General Obligations - 0.4%
Pennsylvania St 5% 9/1/2026	6,590,000	6,686,393
Pennsylvania St 5% 9/1/2027	1,000,000	1,043,212
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	640,000	647,770
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	950,000	964,251
Pennsylvania St Gen. Oblig. Series 2018, 5% 3/1/2028	1,215,000	1,284,736
Pennsylvania St Series 2019, 5% 7/15/2026	1,650,000	1,667,856
Reading PA Sch Dist Series 2017, 5% 3/1/2026 (Assured Guaranty Inc Insured)	5,000	5,000
Reading PA Sch Dist Series 2017, 5% 3/1/2027 (Assured Guaranty Inc Insured)	5,000	5,120
Reading PA Sch Dist Series 2017, 5% 3/1/2028 (Assured Guaranty Inc Insured)	5,000	5,132
TOTAL GENERAL OBLIGATIONS		12,309,470
Health Care - 2.0%
Alleg Cnty PA Dev Auth Series 2017 D 2 SUB E, SIFMA Municipal Swap Index x 0.7%, 2.58% tender 11/15/2047 (b)(i)	4,000,000	3,968,544
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	7,975,000	8,073,627
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2026	1,020,000	1,035,692
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2027	1,160,000	1,202,821
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2027	200,000	204,707
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2028	210,000	218,996
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 2.69% 9/1/2050 VRDN (b)	6,700,000	6,700,000
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2026	1,250,000	1,265,847
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) Series 2024D1, 2% 11/1/2061, LOC Bank of America NA VRDN (b)	5,000,000	5,000,000
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp Of Phil, Pa Proj.) Series 2024B2, 1.85% 7/1/2054 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	10,000,000	10,000,000
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 2.69% 9/1/2050 VRDN (b)	7,895,000	7,895,000
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2025 B, 1.85% 6/1/2055 (Liquidity Facility TD Bank NA) VRDN (b)	15,000,000	15,000,001
TOTAL HEALTH CARE		60,565,235
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2026	280,000	284,212
Resource Recovery - 1.0%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.35% tender 6/1/2044 (b)(c)	6,600,000	6,600,000
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B 2, 3.25% tender 4/1/2049 (b)(c)	2,100,000	2,101,136
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2019 A, 3.875% tender 8/1/2038 (b)(c)	4,000,000	4,012,640
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	9,005,000	9,053,205
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 4% tender 6/1/2041 (b)(c)	8,800,000	8,806,165
TOTAL RESOURCE RECOVERY		30,573,146
Synthetics - 0.1%
Allegheny Cnty PA San Auth Swr Participating VRDN Series 2025 1007, 1.96% 12/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,290,000	3,290,000
Transportation - 0.6%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2027 (Assured Guaranty Inc Insured) (c)	680,000	695,029
Pennsylvania Turnpike Commission Series 2025, 1.88% 12/1/2045, LOC Bank of America NA VRDN (b)	5,000,000	5,000,000
Pennsylvania Turnpike Commission Series B 2, 5% 6/1/2028	410,000	424,152
Pennsylvania Turnpike Commission Series B 2, 5% 6/1/2029	690,000	713,815
Philadelphia PA Airport Rev 5% 7/1/2026 (c)	3,360,000	3,386,422
Philadelphia PA Airport Rev Series 2020 C, 5% 7/1/2028 (c)	460,000	485,339
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (c)	3,170,000	3,344,618
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2026 (c)	1,625,000	1,637,779
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2027 (c)	1,145,000	1,181,489
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2028 (c)	1,000,000	1,055,084
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2030 (c)	355,000	388,832
TOTAL TRANSPORTATION		18,312,559
Water & Sewer - 0.1%
Philadelphia PA Wtr & Wastewtr 2.63% 3/3/2026, LOC Barclays Bank PLC CP	1,000,000	1,000,064
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2028	275,000	292,966
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2029 (Assured Guaranty Inc Insured)	275,000	301,001
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2030 (Assured Guaranty Inc Insured)	200,000	223,509
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2031 (Assured Guaranty Inc Insured)	300,000	341,672
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2032 (Assured Guaranty Inc Insured)	385,000	445,362
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2033 (Assured Guaranty Inc Insured)	350,000	410,601
TOTAL WATER & SEWER		3,015,175
TOTAL PENNSYLVANIA		132,323,192
Rhode Island - 0.6%
Education - 0.4%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2028	350,000	369,691
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2029	350,000	378,120
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2030	335,000	369,205
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2031	350,000	392,017
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2032	465,000	528,445
Rhode Island Health & Edl Bldg Corp Rev 2.42% 5/14/2026 CP	7,000,000	6,999,963
Rhode Island St Student Ln 5% 12/1/2027 (c)	1,000,000	1,035,442
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (c)	145,000	145,102
Rhode Island St Student Ln Series 2019, 5% 12/1/2026 (c)	570,000	580,350
Rhode Island St Student Ln Series 2019, 5% 12/1/2028 (c)	490,000	516,321
TOTAL EDUCATION		11,314,656
General Obligations - 0.2%
Bristol-Warren RI Regl Sch Dis BAN Series 2025 1, 5% 6/4/2026	5,000,000	5,031,802
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2028 (Build America Mutual Assurance Co Insured)	900,000	954,200
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2029 (Build America Mutual Assurance Co Insured)	800,000	869,320
TOTAL GENERAL OBLIGATIONS		6,855,322
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	30,000	30,280
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 76 A, 5% 4/1/2027	35,000	35,963
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 76 A, 5% 4/1/2028	250,000	263,111
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 76 A, 5% 4/1/2029	300,000	321,291
TOTAL HOUSING		650,645
Lease Revenue - 0.0%
Providence RI Pub Bldgs Auth Rev 5% 9/15/2027 (Assured Guaranty Inc Insured)	1,000,000	1,037,509
Tobacco Bonds - 0.0%
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2026	75,000	75,135
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2027	20,000	20,036
TOTAL TOBACCO BONDS		95,171
TOTAL RHODE ISLAND		19,953,303
South Carolina - 0.4%
Education - 0.0%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2028	435,000	460,289
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2029	475,000	515,412
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2030	390,000	432,409
TOTAL EDUCATION		1,408,110
Electric Utilities - 0.2%
South Carolina St Svc Auth Rev 2.5% 5/5/2026, LOC Barclays Bank PLC CP	2,175,000	2,175,365
South Carolina St Svc Auth Rev 5% 12/1/2026	170,000	173,530
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2027	550,000	576,582
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2028	550,000	590,980
TOTAL ELECTRIC UTILITIES		3,516,457
General Obligations - 0.0%
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2026	25,000	25,044
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	50,000	50,816
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	135,000	150,599
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 1/1/2029	285,000	304,610
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 1/1/2030	310,000	338,055
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 7/1/2029	300,000	324,009
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 7/1/2030	305,000	335,379
TOTAL HOUSING		1,503,468
Other - 0.2%
South Carolina Hsg Fin Dev Mfh Series 2025, 3.25% tender 1/1/2046 (b)	3,500,000	3,535,285
Synthetics - 0.0%
South Carolina Conway Hosp Participating VRDN Series 2022 019, 2.23% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,400,000	1,400,000
Transportation - 0.0%
South Carolina St Ports Auth Series 2019 B, 5% 7/1/2026 (c)	185,000	186,517
TOTAL SOUTH CAROLINA		11,574,881
South Dakota - 0.1%
Health Care - 0.1%
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2052 (b)	855,000	917,044
South Dakota St Hlth & Edl Fac Series 2025B, 5% 11/1/2027	1,500,000	1,565,580
TOTAL HEALTH CARE		2,482,624
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2017D, 4% 11/1/2047	180,000	180,499
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	95,000	104,005
TOTAL HOUSING		284,504
TOTAL SOUTH DAKOTA		2,767,128
Tennessee - 1.3%
Electric Utilities - 0.1%
Tennessee Engy Acq Crp Gas Rev 5.625% 9/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	2,000,000	2,024,979
General Obligations - 0.1%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2017, 4% 7/1/2028	1,440,000	1,471,806
Tennessee St 2.45% 5/28/2026 CP	2,500,000	2,499,972
Tennessee St 2.65% 5/26/2026 CP	1,000,000	1,000,442
TOTAL GENERAL OBLIGATIONS		4,972,220
Health Care - 0.3%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 2.02% 5/1/2039 VRDN (b)	1,500,000	1,500,000
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2015, 5% 4/1/2027	5,750,000	5,755,673
Johnson City TN Health & Edl (Ballad Health Proj.) Series 2023A, 5% 7/1/2026	400,000	402,999
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2025 B, 5% tender 9/1/2044 (b)	200,000	217,352
TOTAL HEALTH CARE		7,876,024
Housing - 0.3%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg 3.6% tender 6/1/2048 (b)	4,090,000	4,151,255
Kingsport Tenn Indl Dev Brd Collateralized Multifamily Hsg Rev Series 2025, 2.95% tender 9/1/2029 (b)	3,225,000	3,244,319
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (b)	2,315,000	2,328,009
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	160,000	158,796
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	60,000	60,022
TOTAL HOUSING		9,942,401
Other - 0.2%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg Series 2023, 3.8% tender 12/1/2029 (b)	2,000,000	2,016,585
Jackson TN Health & Hsg Mfh Rv 4% tender 4/1/2045 (b)	2,000,000	2,034,084
Knoxville TN Cmnty Dev Corp Multi Fam Rev 3.5% tender 12/1/2029 (b)	3,262,000	3,307,083
TOTAL OTHER		7,357,752
Resource Recovery - 0.1%
Lewisburg Tenn Indl Dev Brd So Lid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2012, 3% tender 7/2/2035 (b)(c)	1,800,000	1,800,337
Metropolitan Govt Nashville & Davidson Cnty Tenn Indl Dev Brd Exempt Facs Rev (Waste Management Inc Del Proj.) Series 2001, 3.875% tender 8/1/2031 (b)(c)	2,000,000	2,005,967
TOTAL RESOURCE RECOVERY		3,806,304
Synthetics - 0.0%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 2.11% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,300,000	1,300,000
Transportation - 0.2%
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (c)	600,000	604,798
Metro Nashville Arpt Auth Rev 5% 7/1/2027 (c)	435,000	448,863
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2026 (c)	1,695,000	1,708,555
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2029 (c)	1,375,000	1,488,708
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2027 (c)	400,000	412,747
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2028 (c)	400,000	423,433
TOTAL TRANSPORTATION		5,087,104
TOTAL TENNESSEE		42,366,784
Texas - 13.2%
Education - 0.8%
Board of Regents of the University of Texas System 2.65% 4/14/2026 (Liquidity Facility University of Texas Investment Management Company) CP	4,000,000	4,001,132
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev 5% 4/1/2029 (c)	1,050,000	1,104,098
Clifton Higher Education Finance Corp 5% 8/15/2026	475,000	479,588
Clifton Higher Education Finance Corp Series 2024, 5% 8/15/2026	325,000	328,818
Clifton Higher Education Finance Corp Series 2024, 5% 8/15/2027	340,000	352,812
Clifton Higher Education Finance Corp Series 2024A, 5% 8/15/2026	715,000	723,225
Clifton Higher Education Finance Corp Series 2024A, 5% 8/15/2027	1,275,000	1,322,044
Clifton Higher Education Finance Corp Series 2025, 5% 8/15/2026	800,000	809,203
Clifton Higher Education Finance Corp Series 2025, 5% 8/15/2027	2,015,000	2,089,348
Clifton Higher Education Finance Corp Series 2025A, 5% 2/15/2027	3,000,000	3,072,914
Clifton Higher Education Finance Corp Series 2025A, 5% 2/15/2028	1,150,000	1,206,754
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) Series 2016 A, 5% 4/1/2026	55,000	55,094
Texas A&M Univ Revs Series 2021 A, 5% 5/15/2026	725,000	729,207
Texas State Gen. Oblig. Series 2017, 5% 8/1/2028 (c)	1,325,000	1,386,815
University Houston TX Univ Rev 2.43% 5/20/2026 CP	1,500,000	1,499,991
University Houston TX Univ Rev 2.43% 5/21/2026 CP	2,100,000	2,099,988
University TX Perm Univ Fd 0% 7/1/2026 CP	5,000,000	4,999,958
TOTAL EDUCATION		26,260,989
Electric Utilities - 0.8%
Austin TX Elec Util Sys Rev Series 2024, 5% 11/15/2028	1,750,000	1,880,437
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2028 (Assured Guaranty Inc Insured)	1,400,000	1,475,702
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2026	1,250,000	1,257,242
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2021, 5% 5/15/2026	3,160,000	3,178,309
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022, 5% 5/15/2026	700,000	704,056
San Antonio TX Elec & Gas Rev 2% tender 2/1/2049 (b)	1,555,000	1,533,949
San Antonio TX Elec & Gas Rev Series 2023, 3.65% tender 2/1/2053 (b)	4,000,000	4,016,048
San Antonio TX Elec & Gas Rev Series 2025A, 3.08% tender 2/1/2055 (b)	4,795,000	4,851,979
San Antonio TX Elec & Gas Rev Series 2026A, 2.9% tender 2/1/2055 (b)	1,215,000	1,217,062
San Antonio TX Elec & Gas Rev Series 2026A, 3% tender 2/1/2055 (b)	5,000,000	5,044,544
TOTAL ELECTRIC UTILITIES		25,159,328
Escrowed/Pre-Refunded - 0.4%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev 5% tender 11/15/2052 (b)	12,995,000	13,029,502
General Obligations - 3.9%
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	750,000	809,942
Andrews County Hospital District Gen. Oblig. Series 2021, 5% 3/15/2026	1,430,000	1,431,156
Argyle TX Indpt Sch Dist Series 2025 B 1, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (b)	1,470,000	1,502,106
Argyle TX Indpt Sch Dist Series 2025 B 2, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (b)	2,270,000	2,359,258
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	6,720,000	6,753,091
Boerne TX Isd Series 2024, 4% tender 2/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	1,295,000	1,329,651
Dallas TX ISD Series 2026B, 5% tender 2/15/2056 (Permanent Sch Fund of Texas Guaranteed) (b)	1,520,000	1,659,740
Denton Independent School District Series B1, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	8,325,000	8,652,343
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2026	840,000	850,274
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2027	600,000	623,538
El Paso Tex Gen. Oblig. Series 2025, 5% 8/15/2027	2,295,000	2,385,031
El Paso Tex Gen. Oblig. Series 2025, 5% 8/15/2028	1,500,000	1,598,070
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	2,030,000	2,008,204
Fort Bend TX Indpt Sch Dist Series 2024B, 4% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	10,000,000	10,218,179
Goose Creek TX Cons Indpt Sch 0.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	500,000	495,614
Harris Cnty TX 2.53% 3/26/2026 CP	200,000	200,006
Harris Cnty TX 2.76% 3/26/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	4,920,000	4,921,032
Harris Cnty TX 2.76% 3/26/2026 (Liquidity Facility State Street Bank & Trust Co) CP	1,250,000	1,250,263
Harris Cnty TX 2.76% 3/26/2026, LOC Sumitomo Mitsui Banking Corp/New York CP	4,000,000	4,000,839
Harris County Hospital District Gen. Oblig. Series 2025, 5% 2/15/2029	2,000,000	2,146,861
Hidalgo Cnty Tex Gen. Oblig. Series 2025, 5% 8/15/2028	850,000	907,254
Houston TX Indpt Sch Dist Series 2017, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	3,015,000	3,098,664
Katy TX Ind Sch Dist Series 2021 C, 4% tender 8/15/2050 (b)	6,000,000	6,042,994
Leander Independent School District 0% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed) (g)	1,000,000	977,038
Leander Independent School District Series 2025 B, 0% 8/15/2028 (g)	950,000	891,772
Leander Independent School District Series 2025 B, 0% 8/15/2029 (g)	600,000	547,885
Mckinney Tex Gen. Oblig. Series 2023A, 5% 8/15/2027	180,000	187,219
Mckinney Tex Gen. Oblig. Series 2023A, 5% 8/15/2028	350,000	373,489
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,400,000	1,511,892
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	3,895,000	3,956,310
Northside TX Indpt Sch Dist Series 2020, 3.55% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	7,325,000	7,488,271
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	5,135,000	5,145,213
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	8,715,000	8,831,637
Plainview Tex Indpt Sch Dist Series 2020B, 4% tender 2/15/2050 (b)	2,000,000	2,014,331
Port of Port Arthur TX Nav Dist Gen. Oblig. Series 2017, 5% 3/1/2028 (c)	1,645,000	1,679,902
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	2,900,000	2,921,961
Round Rock TX Indpt Sch Dist Series 2025A, 5% tender 8/1/2044 (b)	3,000,000	3,336,484
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	2,835,000	2,855,315
Texas Mun Gas Acquisition & Supply Corp I Gas Supply Rev 5.25% 12/15/2026 (Merrill Lynch & Co Inc Guaranteed)	500,000	510,415
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2027 (BP PLC Guaranteed)	1,070,000	1,090,980
Texas Municipal Gas Acquisition And Supply Corp VI Series 2025, 5% 1/1/2028	400,000	414,790
Texas Municipal Gas Acquisition And Supply Corp VI Series 2025, 5% 1/1/2029	645,000	679,282
Texas State Gen. Oblig. Series 2015, 5% 8/1/2026 (c)	7,875,000	7,889,730
TOTAL GENERAL OBLIGATIONS		118,548,026
Health Care - 1.0%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2049 (b)	1,475,000	1,502,378
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2020 C 3, 5% tender 6/1/2032 (b)	6,165,000	6,279,433
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025 E, 2% 12/1/2060 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (b)	9,000,000	9,000,000
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 5% 1/1/2027	605,000	613,712
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 5% 1/1/2028	800,000	825,008
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2026F, 5% tender 11/15/2055 (b)	210,000	230,256
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals Of Dallas Proj.) 2% 10/1/2041 VRDN (b)	10,000,000	10,000,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev Series 2026E, 5% 11/15/2028	2,150,000	2,306,557
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 B, 5% tender 11/15/2064 (b)	1,425,000	1,541,649
TOTAL HEALTH CARE		32,298,993
Housing - 0.4%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2026, 2.65% tender 3/1/2029 (b)	315,000	315,192
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	2,660,000	2,686,064
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev 5% tender 8/1/2027 (b)	1,785,000	1,802,587
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 9/1/2026 (b)	1,080,000	1,080,000
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	290,000	291,308
Smha Fin Pub Fac Corp Tex Multifamily Hsg Rev Series 2024, 3.7% tender 7/1/2028 (b)	3,695,000	3,748,926
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	595,000	664,509
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (b)	1,120,000	1,129,496
Thf Pub Fac Corp Tex Multifamily Hsg Rev Series 2025, 3.34% tender 2/1/2044 (b)	2,500,000	2,536,157
TOTAL HOUSING		14,254,239
Industrial Development - 1.6%
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 2.2% 8/1/2038 VRDN (b)(c)	1,325,000	1,325,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 1.85% 4/1/2040 VRDN (b)	6,605,000	6,605,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.23% 12/1/2027 VRDN (b)(c)	39,015,000	39,015,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.35% 11/1/2040 VRDN (b)	1,800,000	1,800,000
TOTAL INDUSTRIAL DEVELOPMENT		48,745,000
Lease Revenue - 0.0%
County of Wise TX Series 2021, 5% 8/15/2027	1,000,000	1,024,363
Other - 0.8%
Alamo Tex Area Hsg Fin Corp Multifamily Hsg Rev Series 2024, 3.39% tender 7/10/2044 (b)	6,000,000	6,107,609
Austin Affordable Pfc Inc Texmultifamily Hsg Rev Series 2024B, 5% tender 9/1/2028 (b)	1,050,000	1,088,271
City of Houston TX Airport System Revenue Series 2025 A, 5% 7/1/2029 (c)	6,000,000	6,446,329
El Paso Independent School District Series 2026B, 5% 8/15/2029	2,000,000	2,181,361
Fort Bend Cnty Tex Mun Util Dist No 182 Gen. Oblig. 5.25% 9/1/2026 (Build America Mutual Assurance Co Insured)	1,005,000	1,018,205
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Series 2020 A, 5% tender 5/15/2050 (b)	2,500,000	2,736,573
Housing Options Inc Tex Multifamily Rev 3.75% tender 11/1/2045 (b)	3,000,000	3,064,383
Legacy Denton Public Facility Corp Series 2025, 2.7% tender 10/1/2043 (b)	2,000,000	2,000,378
Texas Municipal Gas Acquisition & Supply Corp V 5% 1/1/2027	500,000	508,744
TOTAL OTHER		25,151,853
Resource Recovery - 0.4%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2020A, 3% tender 5/1/2050 (b)(c)	1,000,000	1,000,187
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018, 4% tender 11/1/2048 (b)(c)	4,000,000	4,002,672
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 A, 3.45% tender 5/1/2046 (b)(c)	6,600,000	6,600,000
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025 A, 3.45% tender 6/1/2055 (b)(c)	2,400,000	2,400,000
TOTAL RESOURCE RECOVERY		14,002,859
Special Tax - 0.2%
Dallas TX Rapid Transit Sales Tax Rev 2.4% 3/5/2026 CP	4,850,000	4,850,157
East Downtown Redevelopment Authority 5% 9/1/2026	300,000	302,257
Houston TX Hotel Occ Tx & Spl Rev Series 2015, 5% 9/1/2027	1,215,000	1,217,405
Houston TX Hotel Occ Tx & Spl Rev Series 2021, 4% 9/1/2026	275,000	277,403
TOTAL SPECIAL TAX		6,647,222
Synthetics - 0.6%
Austin TX Elec Util Sys Rev Participating VRDN Series 2025 1012, 1.96% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(d)	5,610,000	5,610,000
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 2.11% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,118,240	1,118,240
Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 2.11% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	11,100,000	11,100,000
TOTAL SYNTHETICS		17,828,240
Transportation - 2.0%
Austin Tex Airport Sys Series 2025, 5% 11/15/2026 (c)	440,000	447,443
Austin Tex Airport Sys Series 2025, 5% 11/15/2027 (c)	2,850,000	2,966,276
Austin Tex Airport Sys Series 2025, 5% 11/15/2028 (c)	1,525,000	1,621,618
Central TX Regl Mobility Auth Rev 5% 1/1/2027	4,190,000	4,213,125
City of Houston TX Airport System Revenue 5% 7/1/2026 (c)	1,250,000	1,260,246
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2027 (c)	2,380,000	2,455,846
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2026 (Assured Guaranty Inc Insured) (c)	1,000,000	1,008,531
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2028 (Assured Guaranty Inc Insured) (c)	4,000,000	4,219,407
City of Houston TX Airport System Revenue Series 2025 A, 5% 7/1/2028 (c)	1,500,000	1,579,142
Dallas Fort Worth International Airport Series 2023 C, 5% 11/1/2026 (c)	1,800,000	1,830,433
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2026 (c)	5,390,000	5,481,131
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2027 (c)	13,170,000	13,693,104
Dallas Fort Worth International Airport Series 2025 A 2, 5% tender 11/1/2050 (b)(c)	7,500,000	8,046,242
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2028 (Assured Guaranty Inc Insured)	500,000	526,836
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	550,000	573,500
Love Field TX Arpt Mod Rev 5% 11/1/2026 (c)	405,000	411,443
Love Field TX Arpt Mod Rev 5% 11/1/2027 (c)	415,000	431,484
North East Texas Regional Mobility Authority Series 2025A, 5% 1/1/2027	370,000	377,650
North East Texas Regional Mobility Authority Series 2025A, 5% 1/1/2028	500,000	522,168
North East Texas Regional Mobility Authority Series 2025B, 5% 1/1/2027	850,000	866,868
North East Texas Regional Mobility Authority Series 2025B, 5% 1/1/2028	500,000	520,798
North TX Twy Auth Rev Series 2023 A, 5% 1/1/2027	275,000	281,620
North TX Twy Auth Rev Series 2025 B, 5% 1/1/2028	5,100,000	5,361,464
Port of Houston Auth Series 2023, 5% 10/1/2026	955,000	970,664
San Antonio TX Arpt Sys Rev 5% 7/1/2026 (c)	500,000	504,164
TOTAL TRANSPORTATION		60,171,203
Water & Sewer - 0.3%
City of El Paso TX Water & Sewer Revenue Series 2017, 5% 3/1/2030	1,000,000	1,027,149
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2027	1,000,000	1,047,911
San Antonio TX Wtr Rev Series 2013 F, 1% tender 5/1/2043 (b)	4,250,000	4,198,718
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2028	500,000	533,292
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2029	600,000	655,326
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2030	405,000	451,230
TOTAL WATER & SEWER		7,913,626
TOTAL TEXAS		411,035,443
Utah - 0.6%
Electric Utilities - 0.0%
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2026	935,000	943,806
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2024 B, 3.4% tender 2/1/2028 (b)	1,500,000	1,516,638
UT Hsg Corp Multifamily Rev Series 2025, 3% tender 9/1/2045 (b)	1,000,000	1,006,801
TOTAL HOUSING		2,523,439
Industrial Development - 0.0%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 2.55% 4/1/2028 VRDN (b)	660,000	660,000
Synthetics - 0.1%
Utah Hsg Corp Single Family Mtg Rev Participating VRDN 1.91% 1/1/2054 (b)(d)	3,990,000	3,990,000
Transportation - 0.4%
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2026 (c)	2,000,000	2,016,861
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2026 (c)	2,390,000	2,410,149
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2028 (c)	1,000,000	1,054,852
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2027 (c)	1,300,000	1,341,429
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2028 (c)	1,800,000	1,898,733
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2032 (c)	1,535,000	1,734,124
TOTAL TRANSPORTATION		10,456,148
TOTAL UTAH		18,573,393
Vermont - 0.1%
Education - 0.0%
Vermont St Stud Assit Corp 5% 6/15/2027 (c)	665,000	679,558
Housing - 0.1%
Vermont Hsg Fin Agy Series 2024 E 2, 3.5% 11/1/2026	2,954,000	2,956,589
Transportation - 0.0%
Burlington VT Arpt Rev Series 2022A, 5% 7/1/2028	540,000	566,603
TOTAL VERMONT		4,202,750
Virginia - 1.3%
Electric Utilities - 0.6%
Chesapeake VA Economic Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) Series 2008A, 3.65% tender 2/1/2032 (b)	6,160,000	6,279,498
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	2,160,000	2,197,894
Louisa VA (Virginia Electric And Power Co Proj.) Series 2008 A, 3.65% tender 11/1/2035 (b)	4,450,000	4,536,326
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.125% tender 10/1/2040 (b)	250,000	254,697
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2010A, 3.8% tender 11/1/2040 (b)	2,800,000	2,849,123
TOTAL ELECTRIC UTILITIES		16,117,538
General Obligations - 0.1%
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) 5% 8/1/2026 (c)	2,410,000	2,434,746
Health Care - 0.0%
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018 A, 5% tender 11/1/2048 (b)	300,000	319,989
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2026	35,000	35,211
TOTAL HEALTH CARE		355,200
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	170,000	175,153
Industrial Development - 0.3%
Botetourt Cnty Ind Dv Au Idr (Altec Industries Inc Proj.) 2.06% 1/1/2027 VRDN (b)(c)	1,500,000	1,500,000
Virginia Small Business Fing Auth Rev (Virginia Everywhere, Llc Proj.) 2.82% tender 3/5/2026, LOC Credit Agricole Corporate and Investment Bank/New York CP mode (c)	6,750,000	6,750,535
TOTAL INDUSTRIAL DEVELOPMENT		8,250,535
Other - 0.1%
Arlington Cnty VA Indl Dev Auth Multifamily Rev Series 2025, 3.1% tender 12/1/2055 (b)	3,350,000	3,350,294
Virginia Small Business Fing Auth Rev Series 2025, 5% 10/1/2027	1,205,000	1,246,721
TOTAL OTHER		4,597,015
Synthetics - 0.1%
Nat'l Sr Campuses Participating VRDN Series 2022 028, 2.23% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,600,000	3,600,000
Transportation - 0.0%
Virginia Port Auth Port Fac Rev Series 2016 B, 5% 7/1/2033 (Pre-refunded to 7/1/2026 at 100) (c)	715,000	720,404
Water & Sewer - 0.1%
Hampton Roads San Dist VA Wstr Series 2025 A, 5% 7/15/2026	3,225,000	3,258,925
TOTAL VIRGINIA		39,509,516
Washington - 1.6%
Escrowed/Pre-Refunded - 0.0%
University Wash Univ Revs Series 2020C, 5% 4/1/2026 (Escrowed to Maturity)	260,000	260,579
Health Care - 0.4%
Skagit Cnty Wash Pub Hosp Dist No 1 Rev 4% 12/1/2026	1,300,000	1,308,820
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2026	115,000	116,320
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2027	50,000	51,840
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2026	5,045,000	5,099,007
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2029	2,105,000	2,268,393
Washington St Health Care Facs Auth Rev 5% 7/1/2027	1,250,000	1,250,835
Washington St Health Care Facs Auth Rev Series 2025A, 5% 3/1/2027	500,000	513,296
Washington St Health Care Facs Auth Rev Series 2025A, 5% 3/1/2028	610,000	640,100
TOTAL HEALTH CARE		11,248,611
Housing - 0.3%
Community Roots Housing Foundation Series 2024, 3.4% tender 2/1/2029 (b)	5,165,000	5,242,303
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	110,000	110,128
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	65,000	66,264
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 1/1/2031	450,000	488,045
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 1/1/2032	490,000	536,314
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2028	390,000	407,407
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2030	350,000	378,408
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	650,000	657,348
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	805,000	809,486
TOTAL HOUSING		8,695,703
Transportation - 0.2%
Port Seattle WA Rev Series 2018A, 5% 5/1/2026 (c)	455,000	456,850
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (c)	2,140,000	2,199,754
Port Seattle WA Rev Series 2019, 5% 4/1/2026 (c)	500,000	500,995
Port Seattle WA Rev Series 2019, 5% 4/1/2027 (c)	500,000	512,979
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (c)	200,000	206,769
Port Seattle WA Rev Series 2021C, 5% 8/1/2029 (c)	645,000	699,607
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (c)	835,000	843,674
Port Seattle WA Rev Series 2025 B, 5% 10/1/2028 (c)	1,930,000	2,054,901
Port Seattle WA Rev Series 2025 B, 5% 10/1/2029 (c)	1,000,000	1,088,553
TOTAL TRANSPORTATION		8,564,082
Water & Sewer - 0.7%
King Cnty WA Swr Rev Series 2025 B, 1.95% 1/1/2042 (Liquidity Facility Bank of America NA) VRDN (b)	7,000,000	7,000,000
King Cnty WA Swr Rev Series 2025, 1.8% 1/1/2065 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	15,000,000	15,000,000
TOTAL WATER & SEWER		22,000,000
TOTAL WASHINGTON		50,768,975
West Virginia - 0.4%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009A, 3.7% tender 12/1/2042 (b)	1,000,000	1,023,965
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 2.5% 6/1/2033 VRDN (b)	3,050,000	3,050,000
Industrial Development - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(c)	3,980,000	4,037,542
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025A 1, 2.2% 11/1/2065 (Nucor Corp Guaranteed) VRDN (b)(c)	1,500,000	1,500,000
TOTAL INDUSTRIAL DEVELOPMENT		5,537,542
Resource Recovery - 0.1%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2014A, 4.7% tender 4/1/2036 (b)(c)	3,085,000	3,095,507
TOTAL WEST VIRGINIA		12,707,014
Wisconsin - 1.7%
Electric Utilities - 0.0%
Wisconsin Health & Educational Facilities Authority (Milwaukee Reg Med Center Thermal Proj.) 5% 4/1/2026	195,000	195,390
General Obligations - 0.1%
City of Racine WI Gen. Oblig. 2% 12/1/2033	250,000	223,600
Milwaukee WI Gen. Oblig. 2% 3/1/2027	1,610,000	1,602,978
PMA Levy & Aid Anticipation Notes Program TRAN (Wauwatosa Wis Sch Dist Proj.) 5% 9/24/2026	1,900,000	1,924,948
Racine WI Uni Sch Dist 5% 4/1/2026 (Assured Guaranty Inc Insured)	125,000	125,266
Racine WI Uni Sch Dist 5% 4/1/2027 (Assured Guaranty Inc Insured)	150,000	154,363
Racine WI Uni Sch Dist 5% 4/1/2028 (Assured Guaranty Inc Insured)	175,000	184,524
Racine WI Uni Sch Dist 5% 4/1/2029 (Assured Guaranty Inc Insured)	250,000	269,939
Wisconsin St Gen. Oblig. Series 2027 1, 5% 5/1/2030 (h)	250,000	268,866
TOTAL GENERAL OBLIGATIONS		4,754,484
Health Care - 0.9%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2026	515,000	518,145
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2025 A, 5% 6/1/2028	1,000,000	1,052,911
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2018 C, 2% 4/1/2048 (Liquidity Facility BMO Bank NA) VRDN (b)	10,000,000	10,000,000
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2026	500,000	501,045
Wisconsin Health & Edl Facs Auth Health Facs Rev (Unitypoint Health Proj.) Series 2014A, 5% 12/1/2026	2,175,000	2,177,156
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2019 A, 5% 11/15/2028	285,000	304,900
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2026	200,000	203,568
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	3,825,000	3,852,695
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2029	2,190,000	2,388,572
Wisconsin St Health & Edl Facs Auth Rev (Mercy Alliance Inc Proj.) Series 2025A, 5% 6/1/2029	735,000	789,785
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2027	790,000	809,910
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2028	515,000	538,035
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2029	1,910,000	2,036,221
TOTAL HEALTH CARE		25,172,943
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	385,000	385,247
Industrial Development - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (f)	5,675,000	5,713,058
Other - 0.3%
Milwaukee WI Gen. Oblig. Series 2023 N3, 5% 4/1/2028 (Assured Guaranty Inc Insured)	1,690,000	1,776,691
Peshtigo School District 4.75% 3/1/2027	2,500,000	2,504,252
Town of Clayton WI Series 2021 B, 2% 6/1/2026	2,000,000	1,994,725
Wisconsin Hsg & Economic Dev Auth Multifamily Hsg 5% tender 11/1/2058 (b)	3,250,000	3,319,630
Wisconsin St Health & Edl Facs Auth Rev 4% 9/15/2026	220,000	220,604
TOTAL OTHER		9,815,902
Resource Recovery - 0.1%
Public Fin Auth Wis Pollutionctl Rev (Duke Energy Progress Llc Proj.) Series 2022A 1, 3.3% tender 10/1/2046 (b)	3,300,000	3,310,920
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series A 3, 3% tender 9/1/2027 (b)(c)	600,000	600,112
TOTAL RESOURCE RECOVERY		3,911,032
Water & Sewer - 0.1%
Sharon Wis Util Sys Rev Series 2024A, 5% 12/1/2026	2,150,000	2,162,435
TOTAL WISCONSIN		52,110,491
Wyoming - 0.1%
Health Care - 0.1%
Sublette Cnty Wyo Hosp Dist Rev 5% 6/15/2026	2,000,000	2,001,021
Housing - 0.0%
Wyoming Community Development Authority (WY Single Family Proj.) Series 2022 1, 3.5% 6/1/2052	930,000	936,011
TOTAL WYOMING		2,937,032
TOTAL MUNICIPAL SECURITIES (Cost $2,673,218,369)		2,688,918,866

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Investments Money Market Government Portfolio - Institutional Class (j)(k)	3.59	31,517,529	31,517,529
Fidelity Municipal Cash Central Fund (l)(m)	1.91	42,879,689	42,888,265
Fidelity SAI Municipal Money Market Fund (j)(k)	1.81	44,715,105	44,724,048
State Street Institutional U.S. Government Money Market Fund Premier Class (k)	3.63	4,877,093	4,877,093
TOTAL MONEY MARKET FUNDS (Cost $123,994,084)			124,006,935

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $3,139,374,913)	3,156,162,666
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(9,109,801)
NET ASSETS - 100.0%	3,147,052,865

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
ETF	-	EXCHANGE-TRADED FUND
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,563,392 or 1.2% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,588,680 or 1.3% of net assets.

(g)	Zero coupon bond which is issued at a discount.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Affiliated fund.
(k)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 2.11% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	12/21/2023	1,500,000

Arizona Ind Dev Auth Participating VRDN Series 2023 MIZ9149, 2.11% 7/1/2040 (Liquidity Facility Mizuho Capital Markets LLC)	9/26/2024	3,376,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9232, 2.16% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	2,600,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9233, 2.16% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	7,310,000

El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 2.11% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/5/2022	1,118,240

Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 2.11% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/18/2024	1,300,000

Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 2.11% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2022	920,000

Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 2.18% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/2024	3,945,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 2.11% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	9/26/2024	2,420,000

St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 2.11% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	11/17/2023	1,700,000

Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 2.11% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/11/2022	1,274,152

Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 2.11% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2023	11,100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	70,423,183	260,148,222	287,683,140	567,331	-	-	42,888,265	42,879,689	1.0%
Total	70,423,183	260,148,222	287,683,140	567,331	-	-	42,888,265

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	97,567,726	327,773,310	393,823,507	1,647,068	-	-	31,517,529	31,517,529
Fidelity SAI Municipal Money Market Fund	43,912,669	811,379	-	811,453	-	-	44,724,048	44,715,105
	141,480,395	328,584,689	393,823,507	2,458,521	-	-	76,241,577

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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